Short-Term Investment-Grade Portfolio
Schedule of Investments (unaudited)
As of March 31, 2023
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (13.2%)
U.S. Government Securities (13.2%)
	United States Treasury Note/Bond	0.375%	8/15/24	45,000	42,609
[1]	United States Treasury Note/Bond	2.875%	6/15/25	44,255	43,204
[2]	United States Treasury Note/Bond	3.125%	8/15/25	15,870	15,570
[3,4]	United States Treasury Note/Bond	4.500%	11/15/25	37,285	37,833
	United States Treasury Note/Bond	3.875%	1/15/26	32,742	32,752
	United States Treasury Note/Bond	4.000%	2/15/26	14,523	14,582
	United States Treasury Note/Bond	0.750%	5/31/26	19,000	17,281
	United States Treasury Note/Bond	0.875%	6/30/26	15,000	13,678
[3]	United States Treasury Note/Bond	2.375%	5/15/27	10,500	9,972
	United States Treasury Note/Bond	4.125%	9/30/27	6,000	6,113
	United States Treasury Note/Bond	4.125%	10/31/27	10,273	10,472
	United States Treasury Note/Bond	0.750%	1/31/28	9,632	8,412
	United States Treasury Note/Bond	1.250%	3/31/28	7,665	6,837
	United States Treasury Note/Bond	1.250%	4/30/28	8,000	7,123
	United States Treasury Note/Bond	1.250%	5/31/28	7,500	6,668
	United States Treasury Note/Bond	1.000%	7/31/28	10,000	8,741
	United States Treasury Note/Bond	1.250%	9/30/28	7,000	6,176
Total U.S. Government and Agency Obligations (Cost $288,859)					288,023
Asset-Backed/Commercial Mortgage-Backed Securities (3.4%)
[5]	Ally Auto Receivables Trust Class A3 Series 2022-3	5.070%	4/15/27	460	462
[5]	American Express Credit Account Class A Series 2022-2	3.390%	5/15/27	890	869
[5]	American Express Credit Account Master Trust Class A Series 2022-3	3.750%	8/15/27	2,650	2,602
[5]	American Express Credit Account Master Trust Class A Series 2022-4	4.950%	10/15/27	640	648
[5,6]	American Homes 4 Rent Trust Class A Series 2014-SFR2	3.786%	10/17/36	255	248
[5,6]	American Homes 4 Rent Trust Class A Series 2015-SFR2	3.732%	10/17/52	87	85
[5,6]	American Homes 4 Rent Trust Class B Series 2014-SFR2	4.290%	10/17/36	80	78
[5,6]	American Homes 4 Rent Trust Class B Series 2015-SFR2	4.295%	10/17/52	100	97
[5]	AmeriCredit Automobile Receivables Trust Class C Series 2020-2	1.480%	2/18/26	250	239
[5]	AmeriCredit Automobile Receivables Trust Class D Series 2020-2	2.130%	3/18/26	270	254
[5,6]	Avis Budget Rental Car Funding AESOP LLC Class A Series 2019-2A	3.350%	9/22/25	460	448
[5]	BA Credit Card Trust Class A1 Series 2022-A1	3.530%	11/15/27	440	430
[5]	BA Credit Card Trust Class A2 Series 2022-A2	5.000%	4/15/28	550	556

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Banc of America Commercial Mortgage Trust Class A4 Series 2017-BNK3	3.574%	2/15/50	110	103
[5,7]	Banc of America Commercial Mortgage Trust Class C Series 2015-UBS7	4.339%	9/15/48	40	35
[5,7]	Banc of America Funding Trust Class 2A2 Series 2006-H	3.845%	9/20/46	65	49
[5]	BANK Class A4 Series 2017-BNK4	3.625%	5/15/50	150	140
[5]	BANK Class A4 Series 2017-BNK7	3.175%	9/15/60	30	28
[5]	BANK Class A4 Series 2017-BNK8	3.488%	11/15/50	360	334
[5]	BANK Class A5 Series 2017-BNK7	3.435%	9/15/60	270	250
[5,7]	BANK Class AS Series 2017-BNK6	3.741%	7/15/60	80	71
[5]	BBCMS Mortgage Trust Class A1 Series 2022-C16	4.021%	6/15/55	245	239
[5,7]	Bear Stearns ARM Trust Class 1A1 Series 2007-3	3.620%	5/25/47	90	78
[5,7]	Bear Stearns ARM Trust Class 2A1 Series 2006-4	3.857%	10/25/36	93	71
[5]	Benchmark Mortgage Trust Class A4 Series 2018-B8	3.963%	1/15/52	100	95
[5,7]	Benchmark Mortgage Trust Class A5 Series 2018-B1	3.666%	1/15/51	190	177
[5]	Benchmark Mortgage Trust Class ASB Series 2019-B10	3.615%	3/15/62	177	169
[5,7]	Brazos Higher Education Authority Inc. Class A2 Series 2011-1, 3M USD LIBOR + 0.800%	5.758%	2/25/30	2	2
[5,6]	Canadian Pacer Auto Receivables Trust Class A4 Series 2020-1A	1.890%	3/19/25	200	196
[5]	Capital One Multi-Asset Execution Trust Class A Series 2022-A2	3.490%	5/15/27	1,310	1,278
[5]	Capital One Multi-Asset Execution Trust Class A Series 2022-A3	4.950%	10/15/27	710	717
[5]	Capital One Multi-Asset Execution Trust Class A3 Series 2019-A3	2.060%	8/15/28	260	239
[5]	Capital One Prime Auto Receivables Trust Class A3 Series 2022-2	3.660%	5/17/27	560	546
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2021-1	1.040%	4/15/27	370	340
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2022-2	3.690%	12/15/27	510	493
[5]	Capital One Prime Auto Receivables Trust Class A4 Series 2023-1	4.760%	8/15/28	230	233
[5,6]	CARDS II Trust Class A Series 2021-1A	0.602%	4/15/27	1,460	1,394
[5]	CarMax Auto Owner Trust Class A4 Series 2023-1	4.650%	1/16/29	280	280
[5]	CarMax Auto Owner Trust Class C Series 2020-3	1.690%	4/15/26	160	152
[5]	CarMax Auto Owner Trust Class C Series 2020-4	1.300%	8/17/26	210	195
[5]	Carvana Auto Receivables Trust Class A3 Series 2021-P3	0.700%	11/10/26	600	568
[5]	Carvana Auto Receivables Trust Class A4 Series 2021-P3	1.030%	6/10/27	290	257
[5]	CD Mortgage Trust Class A3 Series 2018-CD7	4.013%	8/15/51	200	191
[5]	CD Mortgage Trust Class A4 Series 2016-CD1	2.724%	8/10/49	95	88
[5]	CD Mortgage Trust Class A4 Series 2017-CD3	3.631%	2/10/50	110	103
[5,7]	CD Mortgage Trust Class A4 Series 2017-CD4	3.514%	5/10/50	180	168
[5]	CD Mortgage Trust Class AM Series 2016-CD1	2.926%	8/10/49	80	73
[5,7]	CD Mortgage Trust Class AM Series 2017-CD6	3.709%	11/13/50	190	173
[5,7]	CD Mortgage Trust Class AS Series 2016-CD1	3.684%	8/15/50	60	55
[5,7]	CD Mortgage Trust Class C Series 2016-CD1	3.631%	8/10/49	40	33

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,7]	CD Mortgage Trust Class C Series 2018-CD7	4.850%	8/15/51	90	77
[5]	CFCRE Commercial Mortgage Trust Class A4 Series 2016-C4	3.283%	5/10/58	102	95
[5,7]	CHL Mortgage Class 1A1 Series 2006-HYB1 Pass-Through Trust	3.696%	3/20/36	68	59
[5,7]	CHL Mortgage Class 3A1 Series 2007-HYB2 Pass-Through Trust	3.521%	2/25/47	79	68
[5]	Citigroup Commercial Mortgage Trust Class A3 Series 2017-P8	3.203%	9/15/50	60	55
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2015-GC31	3.762%	6/10/48	315	302
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2016-GC36	3.349%	2/10/49	170	164
[5]	Citigroup Commercial Mortgage Trust Class A4 Series 2017-C4	3.471%	10/12/50	185	169
[5]	Citigroup Commercial Mortgage Trust Class B Series 2017-P8	4.192%	9/15/50	140	126
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2014-GC23	4.427%	7/10/47	153	145
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2015-GC33	4.574%	9/10/58	100	91
[5,7]	Citigroup Commercial Mortgage Trust Class C Series 2017-P8	4.260%	9/15/50	50	41
[5,7]	Citigroup Mortgage Loan Trust Class 2A1A Series 2007-AR8	3.619%	7/25/37	38	38
[5]	CNH Equipment Trust Class A3 Series 2022-B	3.890%	8/16/27	330	322
[5]	CNH Equipment Trust Class A4 Series 2022-B	3.910%	3/15/28	170	165
[5]	COMM Mortgage Trust Class A3 Series 2014-CR14	3.955%	2/10/47	50	49
[5,7]	COMM Mortgage Trust Class A4 Series 2013-CR13	4.194%	11/10/46	76	75
[5,7]	COMM Mortgage Trust Class A4 Series 2013-CR9	4.489%	7/10/45	96	96
[5,6]	COMM Mortgage Trust Class B Series 2013-CR6	3.397%	3/10/46	33	28
[5]	CSAIL Commercial Mortgage Trust Class A5 Series 2016-C7	3.502%	11/15/49	123	116
[5,7]	CSAIL Commercial Mortgage Trust Class C Series 2015-C3	4.358%	8/15/48	140	111
[5]	DBJPM Mortgage Trust Class A5 Series 2017-C6	3.328%	6/10/50	130	121
[5]	Discover Card Execution Note Trust Class A Series 2022-A2	3.320%	5/15/27	850	827
[5]	Discover Card Execution Note Trust Class A Series 2022-A4	5.030%	10/15/27	1,540	1,557
[5]	Discover Card Execution Note Trust Class A2 Series 2021-A2	1.030%	9/15/28	330	294
[5]	Discover Card Execution Note Trust Class A3 Series 2022-A3	3.560%	7/15/27	2,880	2,816
[5,6]	DLLAD LLC Class A3 Series 2021-1A	0.640%	9/21/26	400	376
[5,6]	DLLMT LLC Class A4 Series 2021-1A	1.240%	6/20/29	230	215
[5]	Drive Auto Receivables Trust Class C Series 2020-2	2.280%	8/17/26	71	70
[5]	Drive Auto Receivables Trust Class D Series 2019-4	2.700%	2/16/27	127	125
[5]	Drive Auto Receivables Trust Class D Series 2020-1	2.700%	5/17/27	169	165
[5]	Drive Auto Receivables Trust Class D Series 2020-2	3.050%	5/15/28	200	196
[5,6,7]	Edsouth Indenture No. 9 LLC Class A Series 2015-1, 1M USD LIBOR + 0.800%	5.645%	10/25/56	173	169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	EDvestinU Private Education Loan Issue No. 1 LLC Class A Series 2019-A	3.580%	11/25/38	92	88
[5,6]	Enterprise Fleet Financing LLC Class A2 Series 2021-3	0.770%	8/20/27	329	315
[5,7]	First Horizon Mortgage Class 1A1 Series 2006-AR3 Pass-Through Trust	3.386%	11/25/36	39	23
[5,7]	First Horizon Mortgage Class 1A1 Series 2006-AR4 Pass-Through Trust	4.186%	1/25/37	77	41
[5,7]	Five Mortgage Trust Class A3 Series 2023-V1	5.668%	2/10/56	50	51
[5,6]	Ford Credit Auto Owner Trust Class A Series 2020-1	2.040%	8/15/31	430	408
[5,6]	Ford Credit Auto Owner Trust Class A Series 2023-1	4.850%	8/15/35	1,230	1,240
[5]	Ford Credit Auto Owner Trust Class A3 Series 2022-B	3.740%	9/15/26	500	490
[5]	Ford Credit Auto Owner Trust Class A4 Series 2022-B	3.930%	8/15/27	200	197
[5]	Ford Credit Auto Owner Trust Class A4 Series 2022-D	5.300%	3/15/28	280	286
[5,6]	Ford Credit Auto Owner Trust Class B Series 2020-1	2.290%	8/15/31	200	191
[5,6]	Ford Credit Auto Owner Trust Class B Series 2020-2	1.490%	4/15/33	210	186
[5,6]	Ford Credit Auto Owner Trust Class C Series 2018-2	3.760%	1/15/30	140	145
[5,6]	Ford Credit Auto Owner Trust Class C Series 2020-1	2.540%	8/15/31	230	218
[5]	Ford Credit Auto Owner Trust Class C Series 2020-C	1.040%	5/15/28	170	157
[5,6]	Ford Credit Auto Owner Trust Class C Series 2021-1	1.910%	10/17/33	200	178
[5]	Ford Credit Floorplan Master Owner Trust Class A Series 2020-2	1.060%	9/15/27	70	64
[5]	Ford Credit Floorplan Master Owner Trust Class D Series 2020-1	2.120%	9/15/25	190	186
[5,6,7,8]	Freddie Mac STACR REMIC Trust Class M1A Series 2022-HQA1, SOFR30A + 2.100%	6.660%	3/25/42	116	115
[5]	GM Financial Automobile Leasing Trust Class B Series 2022-2	4.020%	5/20/26	260	254
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2022-3	3.640%	4/16/27	950	931
[5]	GM Financial Consumer Automobile Receivables Trust Class A3 Series 2023-1	4.660%	2/16/28	560	561
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-2	0.820%	10/16/26	330	305
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-3	0.730%	8/16/27	420	384
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2021-4	0.990%	10/18/27	340	310
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-3	3.710%	12/16/27	510	494
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2022-4	4.880%	8/16/28	750	756
[5]	GM Financial Consumer Automobile Receivables Trust Class A4 Series 2023-1	4.590%	7/17/28	50	50
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-3	0.810%	1/16/26	200	189
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2020-4	0.730%	3/16/26	240	226
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-1	0.750%	5/17/27	100	93

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-2	1.090%	12/16/26	230	212
[5]	GM Financial Consumer Automobile Receivables Trust Class B Series 2021-4	1.250%	10/18/27	80	73
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-3	1.370%	1/16/26	100	95
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2020-4	1.050%	5/18/26	90	85
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2021-1	1.040%	5/17/27	70	65
[5]	GM Financial Consumer Automobile Receivables Trust Class C Series 2023-1	5.320%	10/16/28	200	200
[5]	GM Financial Consumer Automobile Receivables Trust Class D Series 2020-3	1.910%	9/16/27	100	95
[5,6]	GM Financial Revolving Receivables Trust Class B Series 2021-1	1.490%	6/12/34	60	54
[5,6]	GM Financial Revolving Receivables Trust Class C Series 2021-1	1.670%	6/12/34	100	87
[5,7]	GMACM Mortgage Loan Trust Class 3A1 Series 2005-AR6	3.602%	11/19/35	10	10
[5,6]	GMF Floorplan Owner Revolving Trust Class B Series 2020-1	1.030%	8/15/25	140	137
[5,6]	GMF Floorplan Owner Revolving Trust Class B Series 2020-2	0.960%	10/15/25	280	273
[5,6]	GMF Floorplan Owner Revolving Trust Class C Series 2020-1	1.480%	8/15/25	110	108
[5,6]	GMF Floorplan Owner Revolving Trust Class C Series 2020-2	1.310%	10/15/25	200	195
[5,6]	Golden Credit Card Trust Class A Series 2021-1A	1.140%	8/15/28	840	747
[5,7]	GS Mortgage Securities Corp. II Class A5 Series 2018-GS10	4.155%	7/10/51	100	95
[5]	GS Mortgage Securities Trust Class A3 Series 2017-GS6	3.433%	5/10/50	75	70
[5]	GS Mortgage Securities Trust Class A4 Series 2013-GC12	3.135%	6/10/46	97	97
[5]	GS Mortgage Securities Trust Class A4 Series 2015-GC32	3.764%	7/10/48	229	220
[5,7]	GS Mortgage Securities Trust Class A4 Series 2018-GS9	3.992%	3/10/51	10	10
[5]	GS Mortgage Securities Trust Class A4 Series 2019-GC38	3.968%	2/10/52	200	187
[5]	GS Mortgage Securities Trust Class AS Series 2014-GC20	4.258%	4/10/47	20	20
[5,7]	GS Mortgage Securities Trust Class B Series 2013-GC12	3.777%	6/10/46	100	100
[5,7]	GS Mortgage Securities Trust Class C Series 2014-GC24	4.526%	9/10/47	410	304
[5,7]	GS Mortgage Securities Trust Class C Series 2015-GC34	4.640%	10/10/48	110	92
[5]	Harley-Davidson Motorcycle Trust Class A4 Series 2020-A	1.930%	4/15/27	233	231
[5,6]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	1.990%	6/25/26	330	308
[5,6]	Hertz Vehicle Financing III LLC Class A Series 2022-1A	2.630%	6/25/26	140	130
[5,6]	Hertz Vehicle Financing III LLC Class A Series 2022-3A	3.370%	3/25/25	140	138
[5,6]	Hertz Vehicle Financing III LLC Class C Series 2022-3A	4.350%	3/25/25	100	96

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2021-4	1.140%	6/21/28	250	232
[5]	Honda Auto Receivables Owner Trust Class A3 Series 2022-2	3.730%	7/20/26	450	441
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2021-2	0.550%	8/16/27	400	373
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2021-3	0.600%	12/20/27	350	323
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2022-2	3.760%	12/18/28	190	187
[5]	Honda Auto Receivables Owner Trust Class A4 Series 2023-1	4.970%	6/21/29	350	354
[5,6]	HPEFS Equipment Trust Class A3 Series 2022-2A	3.760%	9/20/29	230	226
[5]	Hyundai Auto Receivables Trust Class A3 Series 2022-B	3.720%	11/16/26	1,010	988
[5]	Hyundai Auto Receivables Trust Class A4 Series 2021-C	1.030%	12/15/27	380	349
[5]	Hyundai Auto Receivables Trust Class A4 Series 2022-B	3.800%	8/15/28	540	525
[5]	Hyundai Auto Receivables Trust Class B Series 2020-C	0.810%	11/16/26	280	260
[5]	Hyundai Auto Receivables Trust Class B Series 2021-A	1.090%	5/17/27	270	249
[5]	Hyundai Auto Receivables Trust Class B Series 2021-B	0.910%	2/16/27	230	209
[5]	Hyundai Auto Receivables Trust Class C Series 2020-C	1.080%	12/15/27	250	230
[5]	Hyundai Auto Receivables Trust Class C Series 2021-B	1.120%	2/15/28	250	223
[5]	John Deere Owner Trust Class A4 Series 2023-A	5.010%	12/17/29	530	538
[5,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class A4 Series 2013-C13	3.994%	1/15/46	32	32
[5]	JP Morgan Chase Commercial Mortgage Securities Trust Class A5 Series 2013-LC11	2.960%	4/15/46	1	1
[5,6,7]	JP Morgan Chase Commercial Mortgage Securities Trust Class D Series 2010-C2	5.749%	11/15/43	57	55
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2014-C21	3.493%	8/15/47	93	91
[5]	JPMBB Commercial Mortgage Securities Trust Class A4 Series 2015-C32	3.329%	11/15/48	120	117
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2013-C12	3.664%	7/15/45	23	23
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2014-C24	3.639%	11/15/47	1,204	1,157
[5]	JPMBB Commercial Mortgage Securities Trust Class A5 Series 2015-C32	3.598%	11/15/48	270	255
[5,7]	JPMBB Commercial Mortgage Securities Trust Class AS Series 2013-C12	4.067%	7/15/45	180	179
[5,7]	JPMBB Commercial Mortgage Securities Trust Class B Series 2014-C18	4.736%	2/15/47	300	280
[5]	JPMCC Commercial Mortgage Securities Trust Class A4 Series 2017-JP6	3.224%	7/15/50	250	236
[5]	JPMCC Commercial Mortgage Securities Trust Class A5 Series 2017-JP5	3.723%	3/15/50	200	188
[5]	JPMDB Commercial Mortgage Securities Trust Class A4 Series 2018-C8	4.211%	6/15/51	10	10
[5]	JPMDB Commercial Mortgage Securities Trust Class A5 Series 2017-C7	3.409%	10/15/50	160	150

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Kubota Credit Owner Trust Class A4 Series 2023-1	5.070%	2/15/29	140	140
[5,6]	Laurel Road Prime Student Loan Trust Class A2B Series 2017-C	2.810%	11/25/42	29	29
[5,6]	Laurel Road Prime Student Loan Trust Class A2FX Series 2018-B	3.540%	5/26/43	52	52
[5,6]	Master Credit Card Trust II Class A Series 2023-1A	4.700%	6/21/27	340	339
[5,6]	Master Credit Card Trust II Class A2 Series 2022-1	1.660%	7/21/26	440	416
[5,7]	MASTR Adjustable Rate Mortgages Trust Class 5A1 Series 2004-3	3.091%	4/25/34	1	1
[5]	Mercedes-Benz Auto Receivables Trust Class A3 Series 2023-1	4.510%	11/15/27	730	729
[5]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2022-1	5.250%	2/15/29	550	565
[5]	Mercedes-Benz Auto Receivables Trust Class A4 Series 2023-1	4.310%	4/16/29	190	187
[5,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A Series 2003-A4	4.447%	7/25/33	4	4
[5,7]	Merrill Lynch Mortgage Investors Trust MLMI Class 2A2 Series 2003-A2, 6M USD LIBOR + 1.500%	6.771%	2/25/33	6	6
[5,6]	MMAF Equipment Finance LLC Class A5 Series 2018-A	3.610%	3/10/42	27	27
[5,6]	MMAF Equipment Finance LLC Class A5 Series 2019-A	3.080%	11/12/41	220	213
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A4 Series 2017-C34	3.536%	11/15/52	75	69
[5]	Morgan Stanley Bank of America Merrill Lynch Trust Class A5 Series 2015-C25	3.635%	10/15/48	1,055	1,008
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2013-C10	4.067%	7/15/46	70	66
[5,7]	Morgan Stanley Bank of America Merrill Lynch Trust Class C Series 2014-C15	4.891%	4/15/47	50	48
[5]	Morgan Stanley Capital I Class ASB Series 2017-HR2	3.509%	12/15/50	133	128
[5,6]	Morgan Stanley Capital I Trust Class A Series 2014-150E	3.912%	9/9/32	175	158
[5]	Morgan Stanley Capital I Trust Class A4 Series 2016-UB11	2.782%	8/15/49	154	144
[5,7]	Morgan Stanley Mortgage Loan Trust Class 5A1 Series 2006-8AR	5.008%	6/25/36	36	35
[5,6]	MSBAM Commercial Mortgage Securities Trust Class A2 Series 2012-CKSV	3.277%	10/15/30	228	194
[5,6]	Navient Private Education Loan Trust Class A2A Series 2017-A	2.880%	12/16/58	53	53
[5,6]	Navient Private Education Loan Trust Class A2A Series 2018-BA	3.610%	12/15/59	208	201
[5,6]	Palisades Center Trust Class A Series 2016-PLSD	2.713%	4/13/33	230	156
[5,6,7]	Pepper Residential Securities Trust Class A1U Series 21A, 1M USD LIBOR + 0.880%	5.608%	1/16/60	13	13
[5,6,7]	Pepper Residential Securities Trust No. 22 Class A1U Series 22A, 1M USD LIBOR + 1.000%	5.761%	6/20/60	20	20
[5,6,7]	Pepper Residential Securities Trust No. 23 Class A1U Series 23A, 1M USD LIBOR + 0.950%	5.711%	8/18/60	21	21
[5,6,7]	PHEAA Student Loan Trust Class A Series 2016-2A, 1M USD LIBOR + 0.950%	5.795%	11/25/65	197	196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Progress Residential Trust Class A Series 2022-SFR3	3.200%	4/17/39	110	101
[5,6]	Progress Residential Trust Class A Series 2022-SFR5	4.451%	6/17/39	99	96
[5,6]	Progress Residential Trust Class B Series 2022-SFR3	3.600%	4/17/39	100	92
[5,6]	Progress Residential Trust Class B Series 2022-SFR5	4.896%	6/17/39	100	96
[5,6,7]	RESIMAC Bastille Trust Class A1 Series 2018-1NCA, 1M USD LIBOR + 0.850%	5.551%	12/5/59	13	13
[5,6,7]	RESIMAC MBS Trust Class A1A Series 2018-2A, 1M USD LIBOR + 0.850%	5.610%	4/10/50	5	5
[5,7]	RFMSI Series Trust Class 2A1 Series 2006-SA3	5.148%	9/25/36	44	24
[5,7]	RFMSI Trust Class 2A1 Series 2006-SA2	4.935%	8/25/36	129	76
[5]	Santander Drive Auto Receivables Trust Class A3 Series 2022-6	4.490%	11/16/26	660	654
[5]	Santander Drive Auto Receivables Trust Class C Series 2022-2	3.760%	7/16/29	380	366
[5]	Santander Drive Auto Receivables Trust Class C Series 2023-1	5.090%	5/15/30	90	90
[5,6]	Santander Retail Auto Lease Trust Class B Series 2022-B	3.850%	3/22/27	180	174
[5,6]	Santander Retail Auto Lease Trust Class D Series 2020-B	1.980%	10/20/25	600	576
[5,6]	Santander Retail Auto Lease Trust Class D Series 2021-B	1.410%	11/20/25	470	443
[5,6]	SMB Private Education Loan Trust Class A2A Series 2016-A	2.700%	5/15/31	55	54
[5,6]	SMB Private Education Loan Trust Class A2A Series 2017-B	2.820%	10/15/35	167	160
[5,6]	SMB Private Education Loan Trust Class A2A Series 2018-B	3.600%	1/15/37	334	322
[5,6]	SMB Private Education Loan Trust Class A2A Series 2018-C	3.630%	11/15/35	464	449
[5,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2016-D, 1M USD LIBOR + 0.950%	5.795%	1/25/39	5	5
[5,6,7]	SoFi Professional Loan Program LLC Class A1 Series 2017-C, 1M USD LIBOR + 0.600%	5.445%	7/25/40	1	1
[5,6]	SoFi Professional Loan Program LLC Class A2B Series 2016-D	2.340%	4/25/33	14	14
[5,6]	SoFi Professional Loan Program LLC Class A2B Series 2017-A	2.400%	3/26/40	1	1
[5,6]	SoFi Professional Loan Program LLC Class A2B Series 2017-E	2.720%	11/26/40	12	12
[5,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-B	2.740%	5/25/40	13	13
[5,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-D	2.650%	9/25/40	60	57
[5,6]	SoFi Professional Loan Program LLC Class A2FX Series 2017-F	2.840%	1/25/41	59	57
[5]	Synchrony Card Funding Trust LLC Class A Series 2022-A2	3.860%	7/15/28	870	852
[5,6]	Tesla Auto Lease Trust Class A4 Series 2021-B	0.630%	9/22/25	230	218
[5,6]	Tesla Auto Lease Trust Class B Series 2021-B	0.910%	9/22/25	340	321
[5,6]	Tesla Auto Lease Trust Class C Series 2020-A	1.680%	2/20/24	29	29
[5,6]	Tesla Auto Lease Trust Class C Series 2021-B	1.120%	9/22/25	230	217
[5,6]	T-Mobile US Trust Class A Series 2022-1A	4.910%	5/22/28	410	411
[5,6]	TMSQ Mortgage Trust Class A Series 2014-1500	3.680%	10/10/36	540	515
[5,6]	Toyota Auto Loan Extended Note Trust Class A Series 2019-1A	2.560%	11/25/31	100	97

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5,6]	Toyota Auto Loan Extended Note Trust Class A Series 2020-1A	1.350%	5/25/33	590	548
[5,6]	Toyota Auto Loan Extended Note Trust Class A Series 2021-1A	1.070%	2/27/34	440	395
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2021-C	0.720%	1/15/27	570	521
[5]	Toyota Auto Receivables Owner Trust Class A3 Series 2022-C	3.760%	4/15/27	720	707
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2021-D	1.020%	3/15/27	330	302
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-C	3.770%	2/15/28	330	320
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2022-D	5.430%	4/17/28	440	454
[5]	Toyota Auto Receivables Owner Trust Class A4 Series 2023-A	4.420%	8/15/28	350	347
[5,6]	Trinity Rail Leasing LLC Class A2 Series 2018-1A	4.620%	6/17/48	640	611
[5]	UBS Commercial Mortgage Trust Class A4 Series 2017-C7	3.679%	12/15/50	150	140
[5]	UBS Commercial Mortgage Trust Class ASB Series 2019-C16	3.460%	4/15/52	167	158
[5,6]	UBS-BAMLL Trust Class A Series 2012-WRM	3.663%	6/10/30	19	18
[5]	UBS-Barclays Commercial Mortgage Trust Class AS Series 2013-C6	3.469%	4/10/46	50	50
[5]	Verizon Master Trust Class A Series 2021-1	0.500%	5/20/27	450	427
[5]	Verizon Master Trust Class A Series 2021-2	0.990%	4/20/28	530	499
[5]	Verizon Master Trust Class A Series 2022-6	3.670%	1/22/29	880	858
[5]	Verizon Master Trust Class A Series 2023-1	4.490%	1/22/29	690	692
[5]	Verizon Master Trust Class A1A Series 2022-7	5.230%	11/22/27	580	583
[5]	Verizon Master Trust Class B Series 2021-1	0.690%	5/20/27	730	693
[5]	Verizon Master Trust Class B Series 2021-2	1.280%	4/20/28	570	536
[5]	Verizon Master Trust Class C Series 2021-1	0.890%	5/20/27	390	371
[5,7]	WaMu Mortgage Pass-Through Certificates Class 1A7 Series 2003-AR9 Trust	4.157%	9/25/33	4	4
[5,7]	WaMu Mortgage Pass-Through Certificates Class A Series 2002-AR18 Trust	4.341%	1/25/33	3	3
[5,7]	WaMu Mortgage Pass-Through Certificates Class A7 Series 2003-AR7 Trust	3.818%	8/25/33	3	3
[5]	Wells Fargo Commercial Mortgage Trust Class A3 Series 2017-C40	3.317%	10/15/50	200	190
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2015-C30	3.664%	9/15/58	150	145
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2016-C37	3.525%	12/15/49	170	163
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C39	3.157%	9/15/50	120	112
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-C40	3.581%	10/15/50	75	70
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2017-RC1	3.631%	1/15/60	75	70
[5]	Wells Fargo Commercial Mortgage Trust Class A4 Series 2018-C46	4.152%	8/15/51	90	85
[5,7]	Wells Fargo Commercial Mortgage Trust Class AS Series 2013-LC12	4.364%	7/15/46	110	109
[5]	Wells Fargo Commercial Mortgage Trust Class AS Series 2014-LC16	4.020%	8/15/50	200	194
[5]	Wells Fargo Commercial Mortgage Trust Class ASB Series 2019-C49	3.933%	3/15/52	210	203
[5]	Wells Fargo Commercial Mortgage Trust Class B Series 2014-LC16	4.322%	8/15/50	150	134

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Wells Fargo Commercial Mortgage Trust Class C Series 2014-LC16	4.458%	8/15/50	220	162
[5,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2015-LC22	4.551%	9/15/58	115	107
[5,7]	Wells Fargo Commercial Mortgage Trust Class C Series 2018-C43	4.514%	3/15/51	80	68
[5,7]	Wells Fargo Mortgage Backed Securities Trust Class 2A1 Series 2006-AR14	4.512%	10/25/36	50	45
[5,6,7]	WFLD Mortgage Trust Class A Series 2014-MONT	3.755%	8/10/31	875	746
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-C21	3.410%	8/15/47	63	61
[5]	WFRBS Commercial Mortgage Trust Class A4 Series 2014-LC14	3.766%	3/15/47	40	39
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2013-C13	3.345%	5/15/45	50	50
[5]	WFRBS Commercial Mortgage Trust Class AS Series 2014-C21	3.891%	8/15/47	170	162
[5,7]	WFRBS Commercial Mortgage Trust Class B Series 2013-C18	4.813%	12/15/46	140	135
[5]	WFRBS Commercial Mortgage Trust Class B Series 2014-C20	4.378%	5/15/47	280	204
[5,7]	WFRBS Commercial Mortgage Trust Class C Series 2014-C20	4.513%	5/15/47	90	57
[5]	World Omni Auto Receivables Trust Class A3 Series 2022-C	3.660%	10/15/27	390	382
[5]	World Omni Auto Receivables Trust Class A4 Series 2021-D	1.100%	11/15/27	380	349
[5]	World Omni Auto Receivables Trust Class A4 Series 2022-C	3.680%	9/15/28	430	415
[5]	World Omni Auto Receivables Trust Class A4 Series 2022-D	5.700%	2/15/29	270	282
[5]	World Omni Auto Receivables Trust Class A4 Series 2023-A	4.660%	5/15/29	300	300
[5]	World Omni Auto Receivables Trust Class B Series 2020-B	1.220%	3/16/26	150	143
[5]	World Omni Auto Receivables Trust Class B Series 2021-B	1.040%	6/15/27	140	128
[5]	World Omni Auto Receivables Trust Class B Series 2021-C	0.840%	9/15/27	140	127
[5]	World Omni Auto Receivables Trust Class C Series 2020-C	1.390%	5/17/27	100	94
[5]	World Omni Auto Receivables Trust Class C Series 2021-B	1.290%	12/15/27	130	119
[5]	World Omni Auto Receivables Trust Class C Series 2021-C	1.060%	4/17/28	70	63
[5]	World Omni Auto Receivables Trust Class C Series 2021-D	1.720%	6/15/28	140	127
[5]	World Omni Automobile Lease Securitization Trust Class B Series 2022-A	3.670%	6/15/27	150	146
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $78,878)					75,154
Corporate Bonds (80.7%)
Communications (6.1%)
	Activision Blizzard Inc.	3.400%	9/15/26	230	223
	AT&T Inc.	0.000%	2/21/24	5,280	4,999
	AT&T Inc.	0.900%	3/25/24	6,116	5,853
	AT&T Inc.	1.700%	3/25/26	6,960	6,388
	AT&T Inc.	2.300%	6/1/27	2,990	2,740
	AT&T Inc.	1.650%	2/1/28	1,940	1,704
	AT&T Inc.	4.100%	2/15/28	144	141

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Booking Holdings Inc.	3.600%	6/1/26	500	488
[9]	Booking Holdings Inc.	4.000%	11/15/26	135	149
[6]	CCO Holdings LLC / CCO Holdings Capital Corp.	6.375%	9/1/29	65	62
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.500%	2/1/24	2,246	2,223
	Charter Communications Operating LLC / Charter Communications Operating Capital	4.908%	7/23/25	8,740	8,644
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.750%	2/15/28	930	862
	Comcast Corp.	3.375%	8/15/25	3,395	3,317
	Comcast Corp.	3.950%	10/15/25	1,640	1,621
	Comcast Corp.	3.150%	3/1/26	2,160	2,095
[9]	Comcast Corp.	0.000%	9/14/26	1,440	1,388
	Comcast Corp.	2.350%	1/15/27	1,800	1,678
	Comcast Corp.	5.350%	11/15/27	1,000	1,041
	Comcast Corp.	3.550%	5/1/28	715	687
	Comcast Corp.	5.250%	11/7/25	1,000	1,022
[6]	Cox Communications Inc.	3.150%	8/15/24	1,450	1,412
[6]	Directv Financing LLC / Directv Financing Co-Obligor Inc.	5.875%	8/15/27	50	45
	Discovery Communications LLC	3.800%	3/13/24	2,065	2,028
	Discovery Communications LLC	3.900%	11/15/24	1,492	1,453
	Discovery Communications LLC	3.450%	3/15/25	175	168
	Discovery Communications LLC	3.950%	6/15/25	210	202
	Discovery Communications LLC	4.900%	3/11/26	2,825	2,807
[6]	DISH DBS Corp.	5.250%	12/1/26	70	56
	Expedia Group Inc.	4.625%	8/1/27	731	719
	Fox Corp.	3.050%	4/7/25	2,888	2,783
[6]	Frontier Communications Holdings LLC	5.875%	10/15/27	35	32
[6]	Frontier Communications Holdings LLC	5.000%	5/1/28	175	152
	Interpublic Group of Cos. Inc.	4.200%	4/15/24	154	152
[6]	Level 3 Financing Inc.	4.625%	9/15/27	50	30
[6]	Level 3 Financing Inc.	4.250%	7/1/28	20	11
[6]	Level 3 Financing Inc.	3.625%	1/15/29	80	44
[6]	Magallanes Inc.	3.428%	3/15/24	3,100	3,030
[6]	Magallanes Inc.	3.638%	3/15/25	2,485	2,404
[6]	Magallanes Inc.	3.755%	3/15/27	7,059	6,650
	Meta Platforms Inc.	3.500%	8/15/27	7,176	6,927
	Netflix Inc.	5.875%	2/15/25	45	46
[6]	Netflix Inc.	3.625%	6/15/25	455	442
	Netflix Inc.	4.375%	11/15/26	515	510
	Netflix Inc.	4.875%	4/15/28	932	937
	Netflix Inc.	5.875%	11/15/28	935	985
[6]	Nexstar Media Inc.	5.625%	7/15/27	120	111
[6]	Nexstar Media Inc.	4.750%	11/1/28	100	89
[6]	NTT Finance Corp.	1.162%	4/3/26	3,360	3,034
	Omnicom Group Inc. / Omnicom Capital Inc.	3.600%	4/15/26	1,060	1,030
	Paramount Global Inc.	4.750%	5/15/25	1,831	1,812
	Paramount Global Inc.	4.000%	1/15/26	260	252
[6]	Rogers Communications Inc.	3.200%	3/15/27	1,280	1,204
[6]	Sirius XM Radio Inc.	3.125%	9/1/26	25	23
[6]	Sky Ltd.	3.750%	9/16/24	1,580	1,547
[9]	Sky Ltd.	2.500%	9/15/26	645	675
	Sprint LLC	7.125%	6/15/24	364	370
	Sprint LLC	7.625%	3/1/26	110	116
	Take-Two Interactive Software Inc.	3.300%	3/28/24	720	705
	Take-Two Interactive Software Inc.	3.550%	4/14/25	1,690	1,645
	Take-Two Interactive Software Inc.	3.700%	4/14/27	990	957

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Telefonica Emisiones SA	4.103%	3/8/27	1,256	1,214
	T-Mobile USA Inc.	3.500%	4/15/25	8,460	8,226
	T-Mobile USA Inc.	1.500%	2/15/26	1,730	1,581
	T-Mobile USA Inc.	2.250%	2/15/26	1,595	1,486
	T-Mobile USA Inc.	2.625%	4/15/26	220	206
	T-Mobile USA Inc.	3.750%	4/15/27	4,592	4,416
	T-Mobile USA Inc.	5.375%	4/15/27	250	251
	T-Mobile USA Inc.	4.950%	3/15/28	1,200	1,211
	VeriSign Inc.	5.250%	4/1/25	507	507
	Verizon Communications Inc.	0.850%	11/20/25	1,220	1,111
	Verizon Communications Inc.	1.450%	3/20/26	3,965	3,649
	Verizon Communications Inc.	2.625%	8/15/26	1,470	1,390
	Verizon Communications Inc.	4.125%	3/16/27	1,510	1,498
	Verizon Communications Inc.	3.000%	3/22/27	2,275	2,162
	Verizon Communications Inc.	2.100%	3/22/28	2,455	2,187
	Verizon Communications Inc.	4.329%	9/21/28	1,290	1,274
[6]	Videotron Ltd.	5.125%	4/15/27	55	53
	Vodafone Group plc	4.125%	5/30/25	1,350	1,335
	Walt Disney Co.	3.350%	3/24/25	1,905	1,872
	Walt Disney Co.	1.750%	1/13/26	1,585	1,485
	Walt Disney Co.	3.375%	11/15/26	1,500	1,453
	Walt Disney Co.	3.700%	3/23/27	250	245
					133,732
Consumer Discretionary (5.7%)
[6]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	59	54
	Advance Auto Parts Inc.	5.900%	3/9/26	305	311
	Advance Auto Parts Inc.	5.950%	3/9/28	325	336
	Amazon.com Inc.	4.600%	12/1/25	7,000	7,060
	Amazon.com Inc.	3.150%	8/22/27	500	480
	Amazon.com Inc.	4.550%	12/1/27	5,810	5,897
	American Honda Finance Corp.	0.550%	7/12/24	3,125	2,963
	American Honda Finance Corp.	0.750%	8/9/24	495	469
	American Honda Finance Corp.	2.150%	9/10/24	835	805
	American Honda Finance Corp.	1.200%	7/8/25	1,658	1,537
	American Honda Finance Corp.	4.750%	1/12/26	655	660
	Asbury Automotive Group Inc.	4.500%	3/1/28	225	207
	AutoZone Inc.	3.625%	4/15/25	1,750	1,706
	AutoZone Inc.	3.750%	6/1/27	500	484
	AutoZone Inc.	4.500%	2/1/28	1,540	1,529
[6]	BMW US Capital LLC	0.800%	4/1/24	125	120
[6]	BMW US Capital LLC	1.250%	8/12/26	650	584
[6]	BMW US Capital LLC	3.450%	4/1/27	275	264
	Brunswick Corp.	0.850%	8/18/24	750	702
[6]	Caesars Entertainment Inc.	6.250%	7/1/25	80	80
[6]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	100	100
[6]	Carnival Corp.	4.000%	8/1/28	110	95
[6]	Churchill Downs Inc.	5.500%	4/1/27	200	196
[6]	Churchill Downs Inc.	4.750%	1/15/28	90	84
[6]	Clarios Global LP	6.750%	5/15/25	72	73
[6]	Daimler Finance North America LLC	1.450%	3/2/26	560	512
	eBay Inc.	5.900%	11/22/25	605	621
	eBay Inc.	1.400%	5/10/26	1,500	1,361
	eBay Inc.	5.950%	11/22/27	610	637
[6]	ERAC USA Finance LLC	3.850%	11/15/24	1,400	1,372
[6]	ERAC USA Finance LLC	3.800%	11/1/25	665	643
[6]	ERAC USA Finance LLC	3.300%	12/1/26	100	94
	Ford Motor Credit Co. LLC	5.125%	6/16/25	80	78
	Ford Motor Credit Co. LLC	4.134%	8/4/25	40	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ford Motor Credit Co. LLC	3.375%	11/13/25	160	148
	Ford Motor Credit Co. LLC	2.700%	8/10/26	180	160
	Ford Motor Credit Co. LLC	4.950%	5/28/27	510	486
	Ford Motor Credit Co. LLC	4.125%	8/17/27	230	211
	Ford Motor Credit Co. LLC	3.815%	11/2/27	35	31
	General Motors Co.	6.125%	10/1/25	3,475	3,536
	General Motors Financial Co. Inc.	3.950%	4/13/24	1,350	1,327
	General Motors Financial Co. Inc.	1.200%	10/15/24	1,400	1,313
	General Motors Financial Co. Inc.	3.500%	11/7/24	1,600	1,558
	General Motors Financial Co. Inc.	4.000%	1/15/25	100	98
	General Motors Financial Co. Inc.	2.900%	2/26/25	1,180	1,128
	General Motors Financial Co. Inc.	4.350%	4/9/25	910	892
	General Motors Financial Co. Inc.	2.750%	6/20/25	700	663
	General Motors Financial Co. Inc.	6.050%	10/10/25	3,310	3,365
	General Motors Financial Co. Inc.	1.250%	1/8/26	6,100	5,493
	General Motors Financial Co. Inc.	5.250%	3/1/26	1,100	1,100
	General Motors Financial Co. Inc.	1.500%	6/10/26	405	361
	General Motors Financial Co. Inc.	4.000%	10/6/26	267	255
	General Motors Financial Co. Inc.	4.350%	1/17/27	625	606
	General Motors Financial Co. Inc.	2.350%	2/26/27	1,135	1,016
	General Motors Financial Co. Inc.	5.000%	4/9/27	1,501	1,484
	General Motors Financial Co. Inc.	2.700%	8/20/27	1,775	1,589
	General Motors Financial Co. Inc.	6.000%	1/9/28	670	686
[6]	Harley-Davidson Financial Services Inc.	3.350%	6/8/25	500	475
[6]	Harley-Davidson Financial Services Inc.	3.050%	2/14/27	3,469	3,111
	Harley-Davidson Inc.	3.500%	7/28/25	900	859
[6]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	260	259
[6]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	30	30
	Home Depot Inc.	4.000%	9/15/25	620	617
	Home Depot Inc.	2.800%	9/14/27	290	275
	Honda Motor Co. Ltd.	2.271%	3/10/25	715	684
	Honda Motor Co. Ltd.	2.534%	3/10/27	1,410	1,322
	Lennar Corp.	4.500%	4/30/24	1,100	1,087
	Lennar Corp.	5.875%	11/15/24	600	603
	Lennar Corp.	4.750%	5/30/25	819	807
	Lennar Corp.	5.250%	6/1/26	1,755	1,761
[6]	Live Nation Entertainment Inc.	6.500%	5/15/27	350	353
[6]	Live Nation Entertainment Inc.	3.750%	1/15/28	55	49
	Lowe's Cos. Inc.	4.400%	9/8/25	1,135	1,128
	Lowe's Cos. Inc.	4.800%	4/1/26	2,680	2,694
	Lowe's Cos. Inc.	3.350%	4/1/27	480	461
	Marriott International Inc.	3.750%	10/1/25	500	485
	Marriott International Inc.	3.125%	6/15/26	190	179
	Marriott International Inc.	5.000%	10/15/27	850	852
[6]	Mattel Inc.	5.875%	12/15/27	275	274
	McDonald's Corp.	3.300%	7/1/25	980	960
	McDonald's Corp.	1.450%	9/1/25	700	653
	McDonald's Corp.	3.500%	7/1/27	900	873
[6]	Mercedes-Benz Finance North America LLC	0.750%	3/1/24	3,335	3,203
[6]	Mercedes-Benz Finance North America LLC	2.700%	6/14/24	1,621	1,580
[6]	Mercedes-Benz Finance North America LLC	4.950%	3/30/25	1,560	1,561
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/26	1,760	1,762
[6]	Mercedes-Benz Finance North America LLC	4.800%	3/30/28	1,990	1,996
[6]	Meritage Homes Corp.	3.875%	4/15/29	55	49
[6]	NCL Corp. Ltd.	5.875%	2/15/27	38	35
[6]	Nissan Motor Acceptance Co. LLC	1.050%	3/8/24	1,600	1,525
[6]	Nissan Motor Acceptance Co. LLC	1.125%	9/16/24	1,040	972
[6]	Nissan Motor Acceptance Co. LLC	2.000%	3/9/26	319	283

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Nissan Motor Co. Ltd.	3.043%	9/15/23	3,815	3,760
[6]	Penn National Gaming Inc.	5.625%	1/15/27	35	33
	Ross Stores Inc.	0.875%	4/15/26	935	834
[6]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	24	26
	Starbucks Corp.	4.750%	2/15/26	1,055	1,062
	Starbucks Corp.	2.000%	3/12/27	116	106
	Toyota Motor Corp.	3.650%	8/18/25	1,565	1,532
	Toyota Motor Credit Corp.	2.500%	3/22/24	925	903
	Toyota Motor Credit Corp.	4.400%	9/20/24	2,200	2,196
	Toyota Motor Credit Corp.	4.800%	1/10/25	1,855	1,868
	Toyota Motor Credit Corp.	1.450%	1/13/25	1,845	1,747
	Toyota Motor Credit Corp.	3.000%	4/1/25	1,950	1,889
	Toyota Motor Credit Corp.	3.950%	6/30/25	1,430	1,412
	Toyota Motor Credit Corp.	0.800%	10/16/25	2,615	2,384
	Toyota Motor Credit Corp.	5.400%	11/10/25	1,180	1,211
	Toyota Motor Credit Corp.	1.900%	1/13/27	2,700	2,462
	Toyota Motor Credit Corp.	3.050%	3/22/27	3,945	3,745
	Toyota Motor Credit Corp.	4.550%	9/20/27	2,240	2,251
[9]	Toyota Motor Credit Corp.	0.125%	11/5/27	244	228
	Toyota Motor Credit Corp.	4.625%	1/12/28	490	496
[6]	Volkswagen Group of America Finance LLC	3.350%	5/13/25	500	483
[9]	Volkswagen Leasing GmbH	0.375%	7/20/26	1,900	1,842
[6]	William Carter Co.	5.625%	3/15/27	45	44
[6]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	40	37
					126,026
Consumer Staples (5.4%)
[6]	7-Eleven Inc.	0.800%	2/10/24	3,924	3,760
[6]	7-Eleven Inc.	0.950%	2/10/26	2,300	2,067
[6]	Albertsons Cos. Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC	6.500%	2/15/28	40	40
	Altria Group Inc.	2.350%	5/6/25	1,719	1,633
	Altria Group Inc.	4.400%	2/14/26	1,089	1,080
	Altria Group Inc.	2.625%	9/16/26	1,000	936
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	3.650%	2/1/26	2,503	2,456
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	625	616
	BAT Capital Corp.	3.222%	8/15/24	1,740	1,689
	BAT Capital Corp.	2.789%	9/6/24	250	241
[10]	BAT Capital Corp.	2.125%	8/15/25	295	337
	BAT Capital Corp.	3.215%	9/6/26	2,316	2,181
	BAT Capital Corp.	4.700%	4/2/27	2,510	2,463
	BAT Capital Corp.	3.557%	8/15/27	745	693
[6]	BAT International Finance plc	3.950%	6/15/25	2,455	2,386
	BAT International Finance plc	1.668%	3/25/26	5,180	4,718
[10]	BAT International Finance plc	4.000%	9/4/26	100	116
	BAT International Finance plc	4.448%	3/16/28	330	314
	Campbell Soup Co.	3.950%	3/15/25	670	658
[9]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	440	452
[9]	Coca-Cola Co.	1.875%	9/22/26	370	382
	Colgate-Palmolive Co.	3.100%	8/15/25	270	263
	Colgate-Palmolive Co.	4.800%	3/2/26	1,060	1,084
	Colgate-Palmolive Co.	3.100%	8/15/27	950	916
	Colgate-Palmolive Co.	4.600%	3/1/28	1,235	1,267
	Constellation Brands Inc.	4.750%	11/15/24	913	913
	Constellation Brands Inc.	4.400%	11/15/25	724	715
	Constellation Brands Inc.	4.750%	12/1/25	215	215
	Constellation Brands Inc.	3.700%	12/6/26	200	194
	Constellation Brands Inc.	3.500%	5/9/27	915	882

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Constellation Brands Inc.	4.350%	5/9/27	1,770	1,747
	Costco Wholesale Corp.	1.375%	6/20/27	1,340	1,203
	Diageo Capital plc	5.200%	10/24/25	740	750
	Diageo Capital plc	5.300%	10/24/27	1,440	1,497
	Dollar General Corp.	4.625%	11/1/27	1,250	1,248
	Fomento Economico Mexicano SAB de CV	2.875%	5/10/23	166	166
	General Mills Inc.	4.200%	4/17/28	175	173
	GSK Consumer Healthcare Capital US LLC	3.375%	3/24/27	2,241	2,125
	Haleon UK Capital plc	3.125%	3/24/25	4,875	4,711
	J M Smucker Co.	3.500%	3/15/25	831	811
[6]	JDE Peet's NV	1.375%	1/15/27	1,310	1,136
[6]	Kenvue Inc	5.350%	3/22/26	1,245	1,277
[6]	Kenvue Inc.	5.050%	3/22/28	655	677
	Keurig Dr Pepper Inc.	0.750%	3/15/24	135	129
	Keurig Dr Pepper Inc.	4.417%	5/25/25	688	680
	Keurig Dr Pepper Inc.	4.597%	5/25/28	2,010	2,006
	Kimberly-Clark Corp.	3.050%	8/15/25	550	534
	Kimberly-Clark de Mexico SAB de CV	3.250%	3/12/25	350	339
	Kraft Heinz Foods Co.	3.000%	6/1/26	600	573
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,724	1,683
	Kroger Co.	3.500%	2/1/26	1,470	1,435
[6]	Lamb Weston Holdings Inc.	4.875%	5/15/28	75	73
	McCormick & Co. Inc.	3.150%	8/15/24	286	278
	McCormick & Co. Inc.	3.400%	8/15/27	600	569
	Mead Johnson Nutrition Co.	4.125%	11/15/25	100	99
	Molson Coors Beverage Co.	3.000%	7/15/26	1,095	1,034
[6]	Mondelez International Holdings Netherlands BV	2.250%	9/19/24	2,275	2,188
[6]	Mondelez International Holdings Netherlands BV	0.750%	9/24/24	690	647
[6]	Mondelez International Holdings Netherlands BV	1.250%	9/24/26	1,990	1,770
	Mondelez International Inc.	1.500%	5/4/25	2,483	2,323
	Mondelez International Inc.	2.625%	3/17/27	970	906
[6]	Nestle Holdings Inc.	3.500%	9/24/25	1,055	1,034
	Pepsico Inc.	3.600%	2/18/28	1,505	1,476
[6]	Performance Food Group Inc.	6.875%	5/1/25	35	35
[6]	Performance Food Group Inc.	5.500%	10/15/27	150	147
	Philip Morris International Inc.	5.125%	11/15/24	1,815	1,829
	Philip Morris International Inc.	1.500%	5/1/25	1,200	1,123
	Philip Morris International Inc.	3.375%	8/11/25	290	281
	Philip Morris International Inc.	5.000%	11/17/25	2,305	2,325
	Philip Morris International Inc.	4.875%	2/13/26	2,755	2,775
	Philip Morris International Inc.	2.750%	2/25/26	500	474
[9]	Philip Morris International Inc.	2.875%	3/3/26	645	683
	Philip Morris International Inc.	0.875%	5/1/26	1,150	1,031
	Philip Morris International Inc.	5.125%	11/17/27	3,655	3,742
	Philip Morris International Inc.	4.875%	2/15/28	1,655	1,669
	Procter & Gamble Co.	4.100%	1/26/26	1,235	1,244
	Procter & Gamble Co.	3.950%	1/26/28	1,160	1,165
[6]	Reckitt Benckiser Treasury Services plc	2.750%	6/26/24	3,825	3,729
[6]	Reckitt Benckiser Treasury Services plc	3.000%	6/26/27	500	467
	Reynolds American Inc.	4.450%	6/12/25	5,506	5,408
	Target Corp.	1.950%	1/15/27	1,394	1,289
	Tyson Foods Inc.	3.950%	8/15/24	2,682	2,644
	Tyson Foods Inc.	4.000%	3/1/26	1,865	1,832
	Walmart Inc.	3.900%	9/9/25	7,260	7,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Walmart Inc.	3.950%	9/9/27	4,695	4,693
					118,792
Energy (5.7%)
	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc.	2.061%	12/15/26	800	725
	BP Capital Markets America Inc.	3.796%	9/21/25	1,500	1,489
	BP Capital Markets America Inc.	3.410%	2/11/26	1,080	1,052
	BP Capital Markets America Inc.	3.119%	5/4/26	2,000	1,924
	BP Capital Markets America Inc.	3.017%	1/16/27	1,085	1,031
	BP Capital Markets America Inc.	4.234%	11/6/28	465	461
	BP Capital Markets plc	3.279%	9/19/27	1,812	1,742
[9]	BP Capital Markets plc	0.831%	11/8/27	800	770
	Buckeye Partners LP	4.150%	7/1/23	95	94
	Canadian Natural Resources Ltd.	3.800%	4/15/24	705	694
	Canadian Natural Resources Ltd.	3.900%	2/1/25	430	421
	Canadian Natural Resources Ltd.	2.050%	7/15/25	620	581
	Canadian Natural Resources Ltd.	3.850%	6/1/27	2,575	2,465
	Cheniere Corpus Christi Holdings LLC	5.875%	3/31/25	4,430	4,462
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	2,070	2,073
	Cheniere Energy Inc.	4.625%	10/15/28	125	118
	Chevron Corp.	1.554%	5/11/25	1,116	1,053
	Chevron Corp.	2.954%	5/16/26	200	193
[6]	CNX Resources Corp.	7.250%	3/14/27	14	14
	ConocoPhillips Co.	2.400%	3/7/25	780	749
	Continental Resources Inc.	3.800%	6/1/24	429	420
[6]	Continental Resources Inc.	2.268%	11/15/26	1,000	886
	Coterra Energy Inc.	3.900%	5/15/27	512	489
[6]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	55	54
	DCP Midstream Operating LP	5.625%	7/15/27	58	59
	Devon Energy Corp.	5.250%	9/15/24	2,315	2,320
	Devon Energy Corp.	5.850%	12/15/25	400	406
	Diamondback Energy Inc.	3.250%	12/1/26	2,600	2,470
[6]	DT Midstream Inc.	4.125%	6/15/29	110	97
	Eastern Gas Transmission & Storage Inc.	3.600%	12/15/24	221	215
	Empresa Nacional del Petroleo	4.375%	10/30/24	771	752
	Empresa Nacional del Petroleo	3.750%	8/5/26	495	463
	Empresa Nacional del Petroleo	5.250%	11/6/29	200	192
	Enable Midstream Partners LP	3.900%	5/15/24	210	206
	Enable Midstream Partners LP	4.400%	3/15/27	3,490	3,394
	Enbridge Energy Partners LP	5.875%	10/15/25	820	838
	Enbridge Inc.	3.500%	6/10/24	1,085	1,062
	Enbridge Inc.	2.500%	1/15/25	1,528	1,466
	Enbridge Inc.	2.500%	2/14/25	856	820
	Enbridge Inc.	1.600%	10/4/26	900	807
	Enbridge Inc.	4.250%	12/1/26	150	147
	Enbridge Inc.	3.700%	7/15/27	1,340	1,276
	Energy Transfer LP	4.900%	2/1/24	1,310	1,299
	Energy Transfer LP	4.250%	4/1/24	1,505	1,486
	Energy Transfer LP	4.500%	4/15/24	1,505	1,488
	Energy Transfer LP	4.050%	3/15/25	1,910	1,874
	Energy Transfer LP	5.950%	12/1/25	250	254
	Energy Transfer LP	4.750%	1/15/26	95	94
	Energy Transfer LP	5.500%	6/1/27	240	243
	Energy Transfer LP	5.550%	2/15/28	1,220	1,239
[6]	Eni SpA	4.000%	9/12/23	1,845	1,827
	EnLink Midstream Partners LP	4.850%	7/15/26	85	82
	Enterprise Products Operating LLC	3.900%	2/15/24	875	865
	Enterprise Products Operating LLC	5.050%	1/10/26	1,745	1,770

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Enterprise Products Operating LLC	3.700%	2/15/26	955	932
[6]	EQM Midstream Partners LP	6.000%	7/1/25	35	35
[6]	EQM Midstream Partners LP	7.500%	6/1/27	105	105
	EQT Corp.	6.125%	2/1/25	623	627
	EQT Corp.	5.678%	10/1/25	335	334
[6]	EQT Corp.	3.125%	5/15/26	50	46
	EQT Corp.	3.900%	10/1/27	1,000	940
	Exxon Mobil Corp.	2.992%	3/19/25	864	841
	Exxon Mobil Corp.	3.043%	3/1/26	2,000	1,942
	Genesis Energy LP / Genesis Energy Finance Corp.	6.500%	10/1/25	14	14
	Harvest Operations Corp.	1.000%	4/26/24	560	536
	KazMunayGas National Co. JSC	4.750%	4/24/25	200	195
[6]	KazMunayGas National Co. JSC	6.375%	10/24/48	400	334
	Kinder Morgan Energy Partners LP	4.150%	2/1/24	370	366
	Kinder Morgan Energy Partners LP	4.300%	5/1/24	505	500
	Kinder Morgan Energy Partners LP	4.250%	9/1/24	155	153
	Kinder Morgan Inc.	4.300%	6/1/25	835	823
	Kinder Morgan Inc.	1.750%	11/15/26	900	811
	Kinder Morgan Inc.	4.300%	3/1/28	180	177
	Marathon Petroleum Corp.	3.625%	9/15/24	1,045	1,028
	Marathon Petroleum Corp.	4.700%	5/1/25	3,492	3,485
	Marathon Petroleum Corp.	5.125%	12/15/26	2,130	2,149
	MPLX LP	4.875%	12/1/24	920	914
	MPLX LP	4.875%	6/1/25	930	924
	MPLX LP	1.750%	3/1/26	3,260	2,977
	MPLX LP	4.000%	3/15/28	290	278
	Newfield Exploration Co.	5.375%	1/1/26	1,211	1,215
	Occidental Petroleum Corp.	6.950%	7/1/24	56	57
	Occidental Petroleum Corp.	5.875%	9/1/25	140	141
	Occidental Petroleum Corp.	5.500%	12/1/25	90	90
	ONEOK Inc.	2.750%	9/1/24	480	464
	ONEOK Inc.	2.200%	9/15/25	735	682
	ONEOK Inc.	5.850%	1/15/26	3,196	3,250
	ONEOK Partners LP	4.900%	3/15/25	320	318
	Pertamina Persero PT	4.300%	5/20/23	1,335	1,333
	Pertamina Persero PT	1.400%	2/9/26	567	517
	Petroleos Mexicanos	4.625%	9/21/23	1	1
	Phillips 66	1.300%	2/15/26	1,000	907
[6]	Phillips 66 Co.	3.605%	2/15/25	665	646
	Phillips 66 Co.	3.850%	4/9/25	675	660
	Phillips 66 Co.	4.950%	12/1/27	1,780	1,788
	Pioneer Natural Resources Co.	1.125%	1/15/26	1,290	1,172
	Pioneer Natural Resources Co.	5.100%	3/29/26	3,025	3,037
	Plains All American Pipeline LP / PAA Finance Corp.	3.600%	11/1/24	1,150	1,122
	Plains All American Pipeline LP / PAA Finance Corp.	4.650%	10/15/25	2,013	1,994
	Plains All American Pipeline LP / PAA Finance Corp.	4.500%	12/15/26	1,129	1,104
	SA Global Sukuk Ltd.	0.946%	6/17/24	1,289	1,229
	Sabine Pass Liquefaction LLC	5.750%	5/15/24	1,736	1,740
	Sabine Pass Liquefaction LLC	5.625%	3/1/25	3,925	3,950
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	2,906	2,965
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	475	473
	Saudi Arabian Oil Co.	2.875%	4/16/24	400	391
	Saudi Arabian Oil Co.	3.500%	4/16/29	1,358	1,272
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	755	698

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Shell International Finance BV	3.250%	5/11/25	1,807	1,766
	Solar Applied Materials Technology Corp.	4.000%	10/1/27	741	707
[11]	Southern Gas Corridor CJSC	6.875%	3/24/26	400	408
	Spectra Energy Partners LP	4.750%	3/15/24	340	338
	Spectra Energy Partners LP	3.500%	3/15/25	365	354
	Spectra Energy Partners LP	3.375%	10/15/26	596	566
	Suvidhaa Infoserve Ltd.	3.900%	7/15/26	392	376
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	129	132
	TotalEnergies Capital International SA	2.434%	1/10/25	1,798	1,740
	TransCanada PipeLines Ltd.	1.000%	10/12/24	3,210	3,012
	TransCanada PipeLines Ltd.	4.875%	1/15/26	875	873
	TransCanada PipeLines Ltd.	4.250%	5/15/28	290	281
	Western Midstream Operating LP	4.650%	7/1/26	115	111
	Williams Cos. Inc.	4.300%	3/4/24	400	396
	Williams Cos. Inc.	4.550%	6/24/24	3,770	3,743
	Williams Cos. Inc.	4.000%	9/15/25	345	337
	Williams Cos. Inc.	5.400%	3/2/26	885	903
	Williams Cos. Inc.	3.750%	6/15/27	955	917
					125,113
Financials (28.0%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.150%	10/29/23	983	954
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.875%	8/14/24	1,680	1,605
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.650%	10/29/24	5,700	5,323
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	10/29/24	2,900	2,704
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.500%	1/15/25	930	891
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	6.500%	7/15/25	770	774
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.450%	10/1/25	1,205	1,166
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	1.750%	1/30/26	2,054	1,834
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	2.450%	10/29/26	2,359	2,117
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.650%	7/21/27	1,320	1,216
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	4.625%	10/15/27	1,064	1,027
	Affiliated Managers Group Inc.	3.500%	8/1/25	300	287
	Aflac Inc.	1.125%	3/15/26	1,445	1,312
	Air Lease Corp.	2.300%	2/1/25	1,470	1,392
	Air Lease Corp.	3.250%	3/1/25	90	86
	Air Lease Corp.	3.375%	7/1/25	1,245	1,184
	Air Lease Corp.	2.875%	1/15/26	1,935	1,804
	Air Lease Corp.	3.750%	6/1/26	1,000	945
	Air Lease Corp.	2.200%	1/15/27	900	799
	Air Lease Corp.	5.300%	2/1/28	925	914
	Aircastle Ltd.	4.125%	5/1/24	210	205
	Allstate Corp.	0.750%	12/15/25	330	296
	Ally Financial Inc.	3.875%	5/21/24	1,505	1,438
	Ally Financial Inc.	4.625%	3/30/25	100	95
	Ally Financial Inc.	5.800%	5/1/25	60	58
	Ally Financial Inc.	4.750%	6/9/27	1,000	926
	American Express Co.	2.250%	3/4/25	800	764

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	American Express Co.	3.950%	8/1/25	3,975	3,900
	American Express Co.	2.550%	3/4/27	1,843	1,706
	American Express Co.	5.850%	11/5/27	2,200	2,310
	American International Group Inc.	2.500%	6/30/25	1,731	1,639
	American International Group Inc.	3.900%	4/1/26	299	291
	Ameriprise Financial Inc.	3.000%	4/2/25	740	713
	Ameriprise Financial Inc.	2.875%	9/15/26	341	320
[6]	Antares Holdings LP	2.750%	1/15/27	1,061	864
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	1,000	931
	Aon Global Ltd.	3.500%	6/14/24	1,250	1,227
	Aon plc	3.875%	12/15/25	400	390
[6]	Apollo Management Holdings LP	4.000%	5/30/24	165	162
	Ares Capital Corp.	2.150%	7/15/26	1,000	857
[6]	Athene Global Funding	0.950%	1/8/24	1,105	1,058
[6]	Athene Global Funding	0.914%	8/19/24	360	336
	Athene Holding Ltd.	4.125%	1/12/28	1,145	1,039
[6]	Australia & New Zealand Banking Group Ltd.	2.950%	7/22/30	2,655	2,454
[7,12]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 2.000%	5.382%	7/26/29	435	292
[10]	Aviva plc	6.125%	11/14/36	240	295
	Banco Santander SA	0.701%	6/30/24	415	409
	Banco Santander SA	2.746%	5/28/25	2,040	1,920
	Banco Santander SA	5.147%	8/18/25	400	393
	Banco Santander SA	1.849%	3/25/26	750	672
	Banco Santander SA	5.294%	8/18/27	800	788
	Banco Santander SA	1.722%	9/14/27	1,000	871
	Bank of America Corp.	4.000%	1/22/25	3,104	3,039
	Bank of America Corp.	3.950%	4/21/25	2,690	2,607
	Bank of America Corp.	3.841%	4/25/25	1,100	1,080
	Bank of America Corp.	0.981%	9/25/25	1,700	1,588
	Bank of America Corp.	3.093%	10/1/25	2,446	2,355
	Bank of America Corp.	2.456%	10/22/25	750	714
	Bank of America Corp.	3.366%	1/23/26	1,678	1,614
	Bank of America Corp.	2.015%	2/13/26	1,974	1,851
	Bank of America Corp.	4.450%	3/3/26	2,071	2,028
	Bank of America Corp.	3.384%	4/2/26	3,900	3,743
	Bank of America Corp.	1.319%	6/19/26	2,695	2,463
	Bank of America Corp.	4.827%	7/22/26	2,156	2,130
	Bank of America Corp.	4.250%	10/22/26	840	815
	Bank of America Corp.	1.197%	10/24/26	1,440	1,294
	Bank of America Corp.	5.080%	1/20/27	900	898
	Bank of America Corp.	1.658%	3/11/27	1,485	1,343
	Bank of America Corp.	3.559%	4/23/27	871	830
	Bank of America Corp.	1.734%	7/22/27	4,675	4,185
	Bank of America Corp.	3.248%	10/21/27	1,001	943
	Bank of America Corp.	3.824%	1/20/28	2,400	2,289
	Bank of America Corp.	2.551%	2/4/28	3,794	3,453
	Bank of America Corp.	3.705%	4/24/28	1,660	1,570
	Bank of America Corp.	4.376%	4/27/28	2,050	1,988
	Bank of America Corp.	4.948%	7/22/28	2,440	2,427
	Bank of America Corp.	6.204%	11/10/28	4,190	4,380
	Bank of America Corp.	3.419%	12/20/28	1,070	995
	Bank of America Corp.	3.970%	3/5/29	540	511
	Bank of America Corp.	2.087%	6/14/29	360	310
	Bank of America Corp.	2.972%	2/4/33	670	565
	Bank of Montreal	1.250%	9/15/26	800	707
	Bank of Montreal	0.949%	1/22/27	925	826
	Bank of Montreal	5.203%	2/1/28	1,300	1,311

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of Montreal	4.338%	10/5/28	3,138	3,097
	Bank of New York Mellon Corp.	5.224%	11/21/25	1,785	1,789
	Bank of New York Mellon Corp.	4.414%	7/24/26	1,800	1,780
	Bank of New York Mellon Corp.	2.450%	8/17/26	300	277
	Bank of New York Mellon Corp.	3.400%	1/29/28	180	171
	Bank of New York Mellon Corp.	3.442%	2/7/28	1,498	1,433
	Bank of New York Mellon Corp.	5.802%	10/25/28	1,790	1,859
	Bank of New York Mellon Corp.	4.543%	2/1/29	1,550	1,536
	Bank of Nova Scotia	3.450%	4/11/25	1,400	1,358
	Bank of Nova Scotia	1.300%	6/11/25	1,470	1,356
	Bank of Nova Scotia	4.500%	12/16/25	1,470	1,441
	Bank of Nova Scotia	4.750%	2/2/26	2,200	2,187
	Bank of Nova Scotia	1.050%	3/2/26	2,000	1,791
	Bank of Nova Scotia	2.700%	8/3/26	1,150	1,068
	Bank of Nova Scotia	1.950%	2/2/27	840	760
	Barclays plc	4.375%	9/11/24	1,780	1,716
	Barclays plc	3.650%	3/16/25	1,487	1,419
	Barclays plc	3.932%	5/7/25	1,965	1,912
	Barclays plc	4.375%	1/12/26	1,796	1,739
	Barclays plc	2.852%	5/7/26	1,240	1,159
	Barclays plc	5.200%	5/12/26	975	933
	Barclays plc	5.304%	8/9/26	2,010	1,970
	Barclays plc	7.325%	11/2/26	390	401
	Barclays plc	2.279%	11/24/27	320	281
	Barclays plc	5.501%	8/9/28	800	795
	Barclays plc	7.385%	11/2/28	4,000	4,235
	Berkshire Hathaway Inc.	3.125%	3/15/26	340	331
[9]	Berkshire Hathaway Inc.	1.125%	3/16/27	200	197
[6]	BPCE SA	2.375%	1/14/25	1,000	941
	Brown & Brown Inc.	4.200%	9/15/24	1,120	1,102
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	2,460	2,201
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	600	569
	Capital One Financial Corp.	4.166%	5/9/25	1,534	1,486
	Capital One Financial Corp.	4.200%	10/29/25	730	683
	Capital One Financial Corp.	2.636%	3/3/26	2,600	2,410
	Capital One Financial Corp.	3.750%	3/9/27	730	663
	Capital One Financial Corp.	1.878%	11/2/27	4,750	4,087
	Capital One Financial Corp.	4.927%	5/10/28	1,400	1,346
	Capital One Financial Corp.	5.468%	2/1/29	2,420	2,359
	Capital One NA	2.280%	1/28/26	1,180	1,092
	Charles Schwab Corp.	3.625%	4/1/25	1,530	1,473
	Charles Schwab Corp.	3.850%	5/21/25	1,765	1,697
	Charles Schwab Corp.	0.900%	3/11/26	885	777
	Charles Schwab Corp.	1.150%	5/13/26	1,300	1,141
	Charles Schwab Corp.	2.450%	3/3/27	1,720	1,544
	Charles Schwab Corp.	3.300%	4/1/27	663	613
	Chubb INA Holdings Inc.	3.350%	5/15/24	1,278	1,257
[9]	Chubb INA Holdings Inc.	0.300%	12/15/24	685	700
	Chubb INA Holdings Inc.	3.150%	3/15/25	558	544
	Chubb INA Holdings Inc.	3.350%	5/3/26	3,308	3,205
	Citigroup Inc.	3.875%	3/26/25	795	770
	Citigroup Inc.	3.352%	4/24/25	600	585
	Citigroup Inc.	3.300%	4/27/25	395	381
	Citigroup Inc.	0.981%	5/1/25	1,105	1,051
	Citigroup Inc.	4.400%	6/10/25	1,087	1,060
	Citigroup Inc.	5.500%	9/13/25	60	60
	Citigroup Inc.	1.281%	11/3/25	600	560
	Citigroup Inc.	3.700%	1/12/26	400	388

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Citigroup Inc.	2.014%	1/25/26	1,310	1,234
	Citigroup Inc.	4.600%	3/9/26	1,984	1,947
	Citigroup Inc.	3.290%	3/17/26	800	768
	Citigroup Inc.	3.106%	4/8/26	2,220	2,123
	Citigroup Inc.	3.400%	5/1/26	1,200	1,145
	Citigroup Inc.	5.610%	9/29/26	1,330	1,338
	Citigroup Inc.	3.200%	10/21/26	2,791	2,634
	Citigroup Inc.	4.300%	11/20/26	1,228	1,190
	Citigroup Inc.	1.122%	1/28/27	1,200	1,072
	Citigroup Inc.	1.462%	6/9/27	2,860	2,541
	Citigroup Inc.	4.450%	9/29/27	1,104	1,071
	Citigroup Inc.	3.887%	1/10/28	1,290	1,235
	Citigroup Inc.	3.070%	2/24/28	1,850	1,721
	Citigroup Inc.	4.658%	5/24/28	1,120	1,107
	Citigroup Inc.	3.668%	7/24/28	2,514	2,381
	Citigroup Inc.	4.125%	7/25/28	200	189
	Citigroup Inc.	3.520%	10/27/28	350	327
	CNO Financial Group Inc.	5.250%	5/30/25	750	740
	Commonwealth Bank of Australia	5.316%	3/13/26	1,000	1,017
[7,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.700%	4.046%	1/14/27	700	464
[7,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.320%	4.795%	8/20/31	1,200	781
[7,12]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 1.800%	5.440%	9/10/30	600	400
	Cooperatieve Rabobank UA	4.375%	8/4/25	750	726
	Cooperatieve Rabobank UA	3.750%	7/21/26	1,470	1,390
[6]	Corebridge Financial Inc.	3.500%	4/4/25	1,735	1,669
[6]	Corebridge Financial Inc.	3.650%	4/5/27	2,928	2,745
	Credit Suisse AG	4.750%	8/9/24	900	869
	Credit Suisse AG	3.625%	9/9/24	870	831
	Credit Suisse AG	7.950%	1/9/25	550	551
	Credit Suisse AG	3.700%	2/21/25	800	759
	Credit Suisse AG	2.950%	4/9/25	1,275	1,185
	Credit Suisse AG	1.250%	8/7/26	1,310	1,109
	Credit Suisse AG	5.000%	7/9/27	889	855
	Credit Suisse AG	7.500%	2/15/28	715	758
	Credit Suisse Group AG	3.750%	3/26/25	2,556	2,355
	Credit Suisse Group AG	4.550%	4/17/26	357	328
[9]	Danske Bank A/S	1.000%	5/15/31	100	96
[9]	de Volksbank NV	0.250%	6/22/26	800	765
	Deutsche Bank AG	0.898%	5/28/24	1,250	1,174
	Deutsche Bank AG	2.222%	9/18/24	935	909
	Deutsche Bank AG	1.447%	4/1/25	1,060	987
	Deutsche Bank AG	4.500%	4/1/25	510	468
	Deutsche Bank AG	6.119%	7/14/26	1,000	970
	Deutsche Bank AG	2.129%	11/24/26	2,250	1,936
	Deutsche Bank AG	2.311%	11/16/27	1,424	1,205
	Deutsche Bank AG	2.552%	1/7/28	1,000	852
	Deutsche Bank AG	6.720%	1/18/29	1,325	1,319
	Discover Bank	2.450%	9/12/24	1,050	995
	Discover Bank	3.450%	7/27/26	1,140	1,051
	Discover Bank	4.682%	8/9/28	550	507
	Discover Financial Services	3.750%	3/4/25	200	190
[6]	F&G Global Funding	0.900%	9/20/24	320	298
[6]	F&G Global Funding	1.750%	6/30/26	590	528
	Fifth Third Bancorp	2.375%	1/28/25	130	121
	Fifth Third Bancorp	1.707%	11/1/27	870	736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Fifth Third Bancorp	3.950%	3/14/28	760	686
	Fifth Third Bancorp	6.361%	10/27/28	1,740	1,751
	Fifth Third Bancorp	4.772%	7/28/30	1,040	960
	Fifth Third Bank NA	3.850%	3/15/26	355	324
	First-Citizens Bank & Trust Co.	2.969%	9/27/25	515	478
[6]	Five Corners Funding Trust	4.419%	11/15/23	866	859
	FS KKR Capital Corp.	3.400%	1/15/26	440	396
	GATX Corp.	3.250%	3/30/25	60	57
	GATX Corp.	3.250%	9/15/26	490	462
	Goldman Sachs Group Inc.	5.700%	11/1/24	3,420	3,446
	Goldman Sachs Group Inc.	3.500%	1/23/25	1,845	1,795
	Goldman Sachs Group Inc.	3.500%	4/1/25	2,960	2,874
	Goldman Sachs Group Inc.	3.750%	5/22/25	2,621	2,545
	Goldman Sachs Group Inc.	4.250%	10/21/25	1,895	1,841
	Goldman Sachs Group Inc.	0.855%	2/12/26	1,025	938
	Goldman Sachs Group Inc.	3.750%	2/25/26	910	885
	Goldman Sachs Group Inc.	3.500%	11/16/26	845	807
	Goldman Sachs Group Inc.	1.093%	12/9/26	2,985	2,672
	Goldman Sachs Group Inc.	1.431%	3/9/27	3,575	3,196
	Goldman Sachs Group Inc.	1.542%	9/10/27	1,850	1,628
	Goldman Sachs Group Inc.	1.948%	10/21/27	2,310	2,063
	Goldman Sachs Group Inc.	2.640%	2/24/28	2,267	2,070
	Goldman Sachs Group Inc.	3.615%	3/15/28	3,696	3,500
[10]	Goldman Sachs Group Inc.	7.250%	4/10/28	200	266
	Goldman Sachs Group Inc.	3.691%	6/5/28	1,500	1,423
	Goldman Sachs Group Inc.	4.482%	8/23/28	4,200	4,109
	Goldman Sachs Group Inc.	3.814%	4/23/29	300	282
	Goldman Sachs Group Inc.	4.223%	5/1/29	300	286
	Hanover Insurance Group Inc.	4.500%	4/15/26	300	297
	HSBC Holdings plc	4.250%	3/14/24	743	724
	HSBC Holdings plc	0.976%	5/24/25	1,800	1,695
	HSBC Holdings plc	4.250%	8/18/25	1,700	1,620
	HSBC Holdings plc	2.633%	11/7/25	1,584	1,498
	HSBC Holdings plc	4.300%	3/8/26	770	752
	HSBC Holdings plc	2.999%	3/10/26	1,590	1,508
	HSBC Holdings plc	1.645%	4/18/26	3,780	3,454
	HSBC Holdings plc	3.900%	5/25/26	1,248	1,182
	HSBC Holdings plc	2.099%	6/4/26	4,181	3,842
	HSBC Holdings plc	4.292%	9/12/26	2,070	1,981
	HSBC Holdings plc	1.589%	5/24/27	2,680	2,363
[10]	HSBC Holdings plc	1.750%	7/24/27	200	216
	HSBC Holdings plc	2.251%	11/22/27	1,200	1,063
	HSBC Holdings plc	4.041%	3/13/28	2,320	2,184
	HSBC Holdings plc	4.755%	6/9/28	1,400	1,356
	HSBC Holdings plc	5.210%	8/11/28	1,680	1,666
	HSBC Holdings plc	7.390%	11/3/28	2,350	2,512
	HSBC Holdings plc	6.161%	3/9/29	1,000	1,028
	HSBC USA Inc.	5.625%	3/17/25	1,700	1,705
	Huntington Bancshares Inc.	4.443%	8/4/28	1,270	1,163
	ING Groep NV	1.726%	4/1/27	580	516
	ING Groep NV	4.017%	3/28/28	320	304
	Intercontinental Exchange Inc.	3.650%	5/23/25	800	787
	Intercontinental Exchange Inc.	3.750%	12/1/25	1,086	1,057
	Intercontinental Exchange Inc.	4.000%	9/15/27	1,950	1,928
[6]	Intesa Sanpaolo SpA	3.250%	9/23/24	800	768
	Invesco Finance plc	3.750%	1/15/26	406	390
[9]	JAB Holdings BV	1.000%	12/20/27	100	95
	JPMorgan Chase & Co.	3.220%	3/1/25	3,685	3,607

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	JPMorgan Chase & Co.	0.824%	6/1/25	4,048	3,836
	JPMorgan Chase & Co.	0.969%	6/23/25	2,700	2,558
	JPMorgan Chase & Co.	3.900%	7/15/25	1,230	1,211
	JPMorgan Chase & Co.	2.301%	10/15/25	3,610	3,451
	JPMorgan Chase & Co.	1.561%	12/10/25	1,400	1,312
	JPMorgan Chase & Co.	2.005%	3/13/26	3,174	2,990
	JPMorgan Chase & Co.	2.083%	4/22/26	3,680	3,456
	JPMorgan Chase & Co.	4.080%	4/26/26	2,075	2,035
	JPMorgan Chase & Co.	3.200%	6/15/26	1,138	1,093
	JPMorgan Chase & Co.	1.045%	11/19/26	4,934	4,411
	JPMorgan Chase & Co.	4.125%	12/15/26	688	672
	JPMorgan Chase & Co.	1.040%	2/4/27	2,910	2,597
	JPMorgan Chase & Co.	1.578%	4/22/27	4,260	3,827
	JPMorgan Chase & Co.	1.470%	9/22/27	2,150	1,900
	JPMorgan Chase & Co.	3.782%	2/1/28	2,105	2,015
	JPMorgan Chase & Co.	2.947%	2/24/28	155	144
	JPMorgan Chase & Co.	4.323%	4/26/28	3,414	3,335
	JPMorgan Chase & Co.	3.540%	5/1/28	200	189
	JPMorgan Chase & Co.	2.182%	6/1/28	500	448
	JPMorgan Chase & Co.	4.851%	7/25/28	2,420	2,416
	JPMorgan Chase & Co.	4.005%	4/23/29	150	143
	JPMorgan Chase & Co.	1.953%	2/4/32	600	483
	Kemper Corp.	4.350%	2/15/25	290	284
	KeyBank NA	4.700%	1/26/26	750	721
	KeyBank NA	5.850%	11/15/27	1,250	1,230
[6]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	120	106
	Lazard Group LLC	3.750%	2/13/25	230	224
[13,14]	Lehman Brothers E-Capital Trust I	3.589%	8/19/65	210	—
	Lloyds Banking Group plc	4.582%	12/10/25	1,475	1,401
	Lloyds Banking Group plc	4.716%	8/11/26	1,435	1,396
	Lloyds Banking Group plc	3.750%	1/11/27	1,020	955
	Lloyds Banking Group plc	1.627%	5/11/27	585	516
	Lloyds Banking Group plc	3.750%	3/18/28	300	279
	Lloyds Banking Group plc	5.871%	3/6/29	900	908
[6]	LSEGA Financing plc	0.650%	4/6/24	1,200	1,142
[9]	Luminor Bank A/S	0.792%	12/3/24	156	160
	M&T Bank Corp.	4.553%	8/16/28	3,070	2,837
[7,12]	Macquarie Bank Ltd., 3M Australian Bank Bill Rate + 2.900%	6.463%	5/28/30	1,460	988
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	250	233
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	460	444
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	2,370	2,232
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	2,320	2,173
	Marsh & McLennan Cos. Inc.	3.500%	3/10/25	882	859
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	925	871
	Mitsubishi UFJ Financial Group Inc.	3.777%	3/2/25	1,115	1,087
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	1,430	1,312
	Mitsubishi UFJ Financial Group Inc.	4.788%	7/18/25	600	594
	Mitsubishi UFJ Financial Group Inc.	0.953%	7/19/25	2,440	2,298
	Mitsubishi UFJ Financial Group Inc.	5.063%	9/12/25	1,600	1,588
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	1,100	1,024
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	920	922
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	505	467
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	2,185	1,932
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	800	703
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	1,800	1,616
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	500	496

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	1,340	1,352
	Mizuho Financial Group Inc.	2.555%	9/13/25	1,052	1,003
[6]	Mizuho Financial Group Inc.	3.477%	4/12/26	300	286
	Mizuho Financial Group Inc.	2.226%	5/25/26	1,110	1,037
	Mizuho Financial Group Inc.	1.234%	5/22/27	1,630	1,432
	Mizuho Financial Group Inc.	1.554%	7/9/27	1,300	1,148
	Mizuho Financial Group Inc.	5.667%	5/27/29	1,000	1,013
	Morgan Stanley	0.791%	1/22/25	990	952
	Morgan Stanley	0.790%	5/30/25	2,462	2,331
	Morgan Stanley	2.720%	7/22/25	3,933	3,794
	Morgan Stanley	4.000%	7/23/25	1,977	1,939
	Morgan Stanley	0.864%	10/21/25	390	362
	Morgan Stanley	1.164%	10/21/25	1,200	1,121
	Morgan Stanley	5.000%	11/24/25	2,820	2,806
	Morgan Stanley	3.875%	1/27/26	3,100	3,029
	Morgan Stanley	2.188%	4/28/26	2,800	2,631
	Morgan Stanley	4.679%	7/17/26	700	691
	Morgan Stanley	3.125%	7/27/26	395	374
	Morgan Stanley	4.350%	9/8/26	1,505	1,468
	Morgan Stanley	6.138%	10/16/26	2,000	2,046
	Morgan Stanley	0.985%	12/10/26	1,842	1,642
	Morgan Stanley	3.625%	1/20/27	2,130	2,050
	Morgan Stanley	5.050%	1/28/27	1,390	1,387
	Morgan Stanley	3.950%	4/23/27	856	827
	Morgan Stanley	1.593%	5/4/27	2,005	1,806
	Morgan Stanley	1.512%	7/20/27	2,450	2,174
[9]	Morgan Stanley	0.406%	10/29/27	314	298
	Morgan Stanley	2.475%	1/21/28	3,140	2,871
	Morgan Stanley	4.210%	4/20/28	900	874
	Morgan Stanley	3.591%	7/22/28	600	567
	Morgan Stanley	6.296%	10/18/28	4,320	4,544
	Morgan Stanley	5.123%	2/1/29	860	865
[9]	Morgan Stanley	4.656%	3/2/29	200	221
	National Australia Bank Ltd.	4.944%	1/12/28	1,040	1,054
[9]	Nationwide Building Society	2.000%	7/25/29	1,485	1,539
	Natwest Group plc	3.073%	5/22/28	400	362
	NatWest Group plc	4.269%	3/22/25	2,553	2,502
[9]	NatWest Group plc	1.750%	3/2/26	400	413
	NatWest Group plc	4.800%	4/5/26	900	878
	NatWest Group plc	5.847%	3/2/27	800	802
	NatWest Group plc	1.642%	6/14/27	700	617
	NatWest Group plc	5.516%	9/30/28	300	298
	NatWest Group plc	3.754%	11/1/29	1,180	1,107
[10]	NatWest Group plc	2.105%	11/28/31	200	207
[9]	NatWest Markets plc	0.125%	11/12/25	300	295
[10]	NIBC Bank NV	3.125%	11/15/23	1,300	1,572
	Nomura Holdings Inc.	1.851%	7/16/25	300	275
	Nomura Holdings Inc.	2.329%	1/22/27	950	840
	Nomura Holdings Inc.	5.386%	7/6/27	600	590
	Nomura Holdings Inc.	5.842%	1/18/28	800	803
	Northern Trust Corp.	4.000%	5/10/27	1,100	1,077
[6]	Nuveen Finance LLC	4.125%	11/1/24	488	478
	OneMain Finance Corp.	3.500%	1/15/27	75	63
	Owl Rock Capital Corp.	3.750%	7/22/25	330	302
	Owl Rock Capital Corp.	4.250%	1/15/26	60	55
	Owl Rock Capital Corp.	3.400%	7/15/26	1,286	1,138
[10]	Pension Insurance Corp. plc	6.500%	7/3/24	595	726

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	2,070	2,016
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	1.200%	11/15/25	1,860	1,668
[10]	Phoenix Group Holdings plc	6.625%	12/18/25	775	958
	PNC Financial Services Group Inc.	4.758%	1/26/27	3,048	3,011
	PNC Financial Services Group Inc.	5.354%	12/2/28	1,945	1,957
	Principal Financial Group Inc.	3.100%	11/15/26	175	167
	Progressive Corp.	2.500%	3/15/27	1,317	1,222
[6]	Protective Life Global Funding	1.618%	4/15/26	670	606
[6]	Reliance Standard Life Global Funding II	3.850%	9/19/23	1,120	1,109
[6]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	2.875%	10/15/26	70	62
[10]	Rothesay Life plc	8.000%	10/30/25	645	815
	Royal Bank of Canada	3.375%	4/14/25	900	873
[6]	Royal Bank of Canada	4.784%	12/12/25	830	834
	Royal Bank of Canada	1.200%	4/27/26	2,220	1,992
	Royal Bank of Canada	1.150%	7/14/26	1,605	1,441
	Royal Bank of Canada	1.400%	11/2/26	1,065	944
	Royal Bank of Canada	3.625%	5/4/27	670	642
	Royal Bank of Canada	4.240%	8/3/27	100	98
	Royal Bank of Canada	6.000%	11/1/27	4,200	4,392
	Royal Bank of Canada	4.900%	1/12/28	2,060	2,062
	Santander Holdings USA Inc.	3.500%	6/7/24	1,168	1,136
	Santander Holdings USA Inc.	3.450%	6/2/25	1,315	1,236
	Santander Holdings USA Inc.	6.499%	3/9/29	960	959
	Santander UK Group Holdings plc	4.796%	11/15/24	820	810
	Santander UK Group Holdings plc	1.532%	8/21/26	1,125	1,005
	Santander UK Group Holdings plc	6.833%	11/21/26	1,770	1,794
	Santander UK Group Holdings plc	1.673%	6/14/27	2,085	1,816
	Santander UK Group Holdings plc	2.469%	1/11/28	1,498	1,317
	Santander UK Group Holdings plc	6.534%	1/10/29	730	743
[10]	Scottish Widows Ltd.	5.500%	6/16/23	911	1,121
[6]	Security Benefit Global Funding	1.250%	5/17/24	405	384
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	300	264
[7,12]	Standard Chartered plc, 3M Australian Bank Bill Rate + 1.850%	5.549%	6/28/25	750	501
	State Street Corp.	4.857%	1/26/26	650	646
	State Street Corp.	5.751%	11/4/26	400	411
	State Street Corp.	5.820%	11/4/28	600	628
	Stifel Financial Corp.	4.250%	7/18/24	485	478
	Sumitomo Mitsui Financial Group Inc.	2.696%	7/16/24	2,787	2,691
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	400	404
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	1,550	1,511
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	1,830	1,692
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	1,700	1,487
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	680	640
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	600	538
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	300	284
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	1,300	1,320
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	200	163
[7,12]	Sumitomo Mitsui Financial Group Inc., 3M Australian Bank Bill Rate + 1.250%	4.596%	10/16/24	529	353
	Synchrony Bank	5.400%	8/22/25	900	844
	Synchrony Financial	4.875%	6/13/25	625	580
	Synchrony Financial	4.500%	7/23/25	1,006	913
	Synchrony Financial	3.700%	8/4/26	735	643
	Synovus Bank	5.625%	2/15/28	520	472
	Toronto-Dominion Bank	3.766%	6/6/25	1,200	1,169

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Toronto-Dominion Bank	1.150%	6/12/25	550	507
	Toronto-Dominion Bank	0.750%	9/11/25	1,945	1,751
	Toronto-Dominion Bank	5.103%	1/9/26	470	473
	Toronto-Dominion Bank	1.200%	6/3/26	970	864
	Toronto-Dominion Bank	1.250%	9/10/26	3,100	2,743
	Toronto-Dominion Bank	2.800%	3/10/27	3,535	3,267
	Toronto-Dominion Bank	4.108%	6/8/27	1,600	1,550
	Toronto-Dominion Bank	4.693%	9/15/27	200	198
	Toronto-Dominion Bank	5.156%	1/10/28	1,865	1,885
	Toronto-Dominion Bank	3.625%	9/15/31	160	151
	Trinity Acquisition plc	4.400%	3/15/26	40	39
	Truist Bank	1.500%	3/10/25	830	765
	Truist Bank	3.625%	9/16/25	635	606
	Truist Bank	2.636%	9/17/29	500	469
	Truist Financial Corp.	3.700%	6/5/25	360	345
	Truist Financial Corp.	1.267%	3/2/27	470	413
	Truist Financial Corp.	4.123%	6/6/28	300	285
	Truist Financial Corp.	4.873%	1/26/29	3,225	3,139
	Truist Financial Corp.	6.123%	10/28/33	773	810
	Truist Financial Corp.	5.122%	1/26/34	810	789
	US Bancorp	3.100%	4/27/26	300	278
	US Bancorp	2.375%	7/22/26	800	735
	US Bancorp	5.727%	10/21/26	1,980	1,989
	US Bancorp	4.548%	7/22/28	5,300	5,159
	US Bancorp	4.653%	2/1/29	2,500	2,438
[13,14]	Washington Mutual Bank / Debt not acquired by JPMorgan	6.875%	6/15/11	517	—
	Wells Fargo & Co.	3.000%	2/19/25	1,510	1,454
	Wells Fargo & Co.	3.550%	9/29/25	3,241	3,118
	Wells Fargo & Co.	2.406%	10/30/25	4,685	4,456
	Wells Fargo & Co.	2.164%	2/11/26	2,290	2,157
	Wells Fargo & Co.	3.000%	4/22/26	2,200	2,079
	Wells Fargo & Co.	2.188%	4/30/26	2,190	2,055
	Wells Fargo & Co.	4.100%	6/3/26	2,995	2,900
	Wells Fargo & Co.	4.540%	8/15/26	850	835
	Wells Fargo & Co.	3.000%	10/23/26	2,140	2,001
[9]	Wells Fargo & Co.	1.375%	10/26/26	1,410	1,398
	Wells Fargo & Co.	3.196%	6/17/27	1,500	1,412
	Wells Fargo & Co.	4.300%	7/22/27	800	776
	Wells Fargo & Co.	3.526%	3/24/28	2,635	2,486
	Wells Fargo & Co.	3.584%	5/22/28	2,715	2,557
	Wells Fargo & Co.	2.393%	6/2/28	1,019	916
	Wells Fargo & Co.	4.808%	7/25/28	2,160	2,134
[12]	Westpac Banking Corp.	4.800%	6/14/28	200	133
	Westpac Banking Corp.	2.894%	2/4/30	2,216	2,081
	Westpac Banking Corp.	4.322%	11/23/31	925	878
[7,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.050%	4.525%	5/20/27	500	336
[7,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.230%	4.730%	11/11/27	1,600	1,081
[7,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.550%	4.931%	1/29/31	200	132
[7,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.800%	5.488%	6/22/28	200	134
[7,12]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 1.980%	5.530%	8/27/29	100	67
	Willis North America Inc.	3.600%	5/15/24	2,305	2,247

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Willis North America Inc.	4.650%	6/15/27	725	714
					612,524
Health Care (7.6%)
	AbbVie Inc.	3.850%	6/15/24	1,414	1,397
	AbbVie Inc.	2.600%	11/21/24	7,547	7,283
	AbbVie Inc.	3.800%	3/15/25	3,460	3,404
	AbbVie Inc.	3.600%	5/14/25	1,200	1,177
	AbbVie Inc.	3.200%	5/14/26	250	241
	AbbVie Inc.	2.950%	11/21/26	5,570	5,300
	Aetna Inc.	3.500%	11/15/24	330	322
[6]	Alcon Finance Corp.	2.750%	9/23/26	650	609
[9]	American Medical Systems Europe BV	0.750%	3/8/25	1,458	1,498
	AmerisourceBergen Corp.	3.450%	12/15/27	720	684
	Amgen Inc.	5.250%	3/2/25	3,820	3,863
	Amgen Inc.	3.125%	5/1/25	565	548
	Amgen Inc.	2.200%	2/21/27	1,500	1,382
	Amgen Inc.	3.200%	11/2/27	623	590
	Amgen Inc.	5.150%	3/2/28	4,560	4,657
	Astrazeneca Finance LLC	1.200%	5/28/26	2,220	2,022
	Astrazeneca Finance LLC	1.750%	5/28/28	330	293
	AstraZeneca plc	3.375%	11/16/25	2,000	1,961
	Baxalta Inc.	4.000%	6/23/25	1,200	1,175
	Baxter International Inc.	1.322%	11/29/24	4,825	4,541
	Baxter International Inc.	1.915%	2/1/27	6,585	5,893
	Baxter International Inc.	2.272%	12/1/28	2,130	1,850
[6]	Bayer US Finance II LLC	3.875%	12/15/23	2,995	2,961
[6]	Bayer US Finance LLC	3.375%	10/8/24	730	711
	Becton Dickinson & Co.	3.363%	6/6/24	1,076	1,056
	Becton Dickinson & Co.	3.700%	6/6/27	2,870	2,774
	Becton Dickinson & Co.	4.693%	2/13/28	755	758
	Boston Scientific Corp.	3.450%	3/1/24	803	789
	Boston Scientific Corp.	1.900%	6/1/25	1,360	1,286
	Bristol-Myers Squibb Co.	3.450%	11/15/27	500	483
	Bristol-Myers Squibb Co.	3.900%	2/20/28	2,145	2,105
	Cardinal Health Inc.	3.079%	6/15/24	495	484
	Centene Corp.	2.450%	7/15/28	350	304
	Cigna Group	0.613%	3/15/24	600	574
	Cigna Group	3.500%	6/15/24	1,268	1,244
	Cigna Group	3.250%	4/15/25	1,000	969
	Cigna Group	4.125%	11/15/25	2,970	2,924
	Cigna Group	4.500%	2/25/26	100	100
	Cigna Group	1.250%	3/15/26	700	634
	Cigna Group	3.400%	3/1/27	2,000	1,914
	CommonSpirit Health	2.760%	10/1/24	1,600	1,550
	CommonSpirit Health	1.547%	10/1/25	1,075	988
[6]	CSL UK Holdings Ltd.	3.850%	4/27/27	320	312
	CVS Health Corp.	2.625%	8/15/24	1,900	1,845
	CVS Health Corp.	4.100%	3/25/25	480	477
	CVS Health Corp.	3.875%	7/20/25	1,695	1,665
	CVS Health Corp.	5.000%	2/20/26	1,745	1,765
	CVS Health Corp.	2.875%	6/1/26	800	760
	CVS Health Corp.	3.000%	8/15/26	1,500	1,431
	CVS Health Corp.	3.625%	4/1/27	2,215	2,135
	CVS Health Corp.	1.300%	8/21/27	1,000	870
	CVS Health Corp.	4.300%	3/25/28	890	874
	Danaher Corp.	3.350%	9/15/25	300	294
	DH Europe Finance II Sarl	2.200%	11/15/24	3,035	2,914
[9]	DH Europe Finance II Sarl	0.200%	3/18/26	565	559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Dignity Health	3.812%	11/1/24	30	30
	Elevance Health Inc.	3.500%	8/15/24	350	343
	Elevance Health Inc.	2.375%	1/15/25	545	522
	Elevance Health Inc.	5.350%	10/15/25	400	406
	Elevance Health Inc.	1.500%	3/15/26	1,605	1,463
	Elevance Health Inc.	4.101%	3/1/28	425	417
[6]	GE HealthCare Technologies Inc.	5.550%	11/15/24	655	659
[6]	GE HealthCare Technologies Inc.	5.600%	11/15/25	4,455	4,510
[6]	GE HealthCare Technologies Inc.	5.650%	11/15/27	3,775	3,903
	Gilead Sciences Inc.	3.700%	4/1/24	1,922	1,899
	Gilead Sciences Inc.	3.500%	2/1/25	2,667	2,616
	Gilead Sciences Inc.	3.650%	3/1/26	3,120	3,055
	Gilead Sciences Inc.	2.950%	3/1/27	300	286
	HCA Inc.	5.000%	3/15/24	2,419	2,404
	HCA Inc.	5.375%	2/1/25	810	810
	HCA Inc.	5.250%	4/15/25	1,700	1,705
	HCA Inc.	5.250%	6/15/26	1,740	1,742
	HCA Inc.	4.500%	2/15/27	1,113	1,088
[6]	HCA Inc.	3.125%	3/15/27	1,155	1,074
[6]	Highmark Inc.	1.450%	5/10/26	1,760	1,588
	Humana Inc.	3.850%	10/1/24	460	452
	Humana Inc.	4.500%	4/1/25	835	830
	Humana Inc.	3.950%	3/15/27	1,550	1,502
	Humana Inc.	5.750%	3/1/28	385	400
	McKesson Corp.	3.796%	3/15/24	2,300	2,270
	McKesson Corp.	0.900%	12/3/25	1,000	906
	McKesson Corp.	1.300%	8/15/26	1,150	1,030
	McKesson Corp.	3.950%	2/16/28	1,060	1,025
	Merck & Co. Inc.	1.700%	6/10/27	1,535	1,395
[6]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	290	267
	PerkinElmer Inc.	0.850%	9/15/24	1,915	1,795
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	280	260
	Quest Diagnostics Inc.	3.500%	3/30/25	345	334
	Quest Diagnostics Inc.	3.450%	6/1/26	100	96
[6]	Roche Holdings Inc.	2.132%	3/10/25	450	430
[6]	Roche Holdings Inc.	2.314%	3/10/27	1,490	1,389
	Royalty Pharma plc	1.200%	9/2/25	1,300	1,179
	Royalty Pharma plc	1.750%	9/2/27	1,000	867
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	4,970	4,729
	Stryker Corp.	1.150%	6/15/25	900	831
	Stryker Corp.	3.375%	11/1/25	40	39
	Tenet Healthcare Corp.	4.625%	9/1/24	50	49
	Tenet Healthcare Corp.	4.875%	1/1/26	195	191
	Tenet Healthcare Corp.	4.250%	6/1/29	78	71
	Thermo Fisher Scientific Inc.	1.215%	10/18/24	5,315	5,048
[9]	Thermo Fisher Scientific Inc.	3.200%	1/21/26	246	266
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	1,865	1,912
	UnitedHealth Group Inc.	3.750%	7/15/25	180	178
	UnitedHealth Group Inc.	1.250%	1/15/26	340	312
	UnitedHealth Group Inc.	5.250%	2/15/28	2,335	2,433
	UnitedHealth Group Inc.	4.250%	1/15/29	2,080	2,065
	Utah Acquisition Sub Inc.	3.950%	6/15/26	2,760	2,627
	Viatris Inc.	1.650%	6/22/25	2,024	1,859
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	2,420	2,321
	Zoetis Inc.	4.500%	11/13/25	1,200	1,194
	Zoetis Inc.	5.400%	11/14/25	935	952

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Zoetis Inc.	3.000%	9/12/27	790	748
					165,971
Industrials (6.5%)
[6]	Air Canada	3.875%	8/15/26	105	95
[6]	American Airlines Inc.	11.750%	7/15/25	42	46
[6]	American Airlines Inc.	7.250%	2/15/28	31	30
[6]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	240	236
	Amphenol Corp.	4.750%	3/30/26	430	432
[6]	AP Moller - Maersk A/S	3.875%	9/28/25	800	783
[12]	Aurizon Network Pty Ltd.	4.000%	6/21/24	600	399
	Boeing Co.	1.433%	2/4/24	7,850	7,587
	Boeing Co.	2.800%	3/1/24	875	853
	Boeing Co.	2.850%	10/30/24	245	237
	Boeing Co.	4.875%	5/1/25	7,340	7,326
	Boeing Co.	2.600%	10/30/25	348	327
	Boeing Co.	2.750%	2/1/26	1,040	985
	Boeing Co.	2.196%	2/4/26	12,539	11,631
	Boeing Co.	2.250%	6/15/26	250	229
	Boeing Co.	2.700%	2/1/27	1,094	1,009
	Boeing Co.	5.040%	5/1/27	237	239
[12]	Brisbane Airport Corp. Pty Ltd.	3.900%	4/24/25	400	264
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	471	500
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	500	483
	Canadian Pacific Railway Co.	2.900%	2/1/25	330	318
	Canadian Pacific Railway Co.	1.750%	12/2/26	1,090	990
	Canadian Pacific Railway Co.	4.000%	6/1/28	945	930
[6]	Cargo Aircraft Management Inc.	4.750%	2/1/28	85	76
	Carrier Global Corp.	2.242%	2/15/25	614	586
	Caterpillar Financial Services Corp.	4.900%	1/17/25	1,280	1,289
	Caterpillar Financial Services Corp.	4.800%	1/6/26	3,660	3,719
	Caterpillar Financial Services Corp.	1.150%	9/14/26	600	540
	CNH Industrial Capital LLC	1.875%	1/15/26	2,527	2,327
	CNH Industrial Capital LLC	1.450%	7/15/26	1,670	1,497
	CSX Corp.	3.350%	11/1/25	140	136
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	530	531
	Dover Corp.	3.150%	11/15/25	210	203
	Embraer Overseas Ltd.	5.696%	9/16/23	37	37
	Emerson Electric Co.	0.875%	10/15/26	425	379
	Emerson Electric Co.	1.800%	10/15/27	500	448
	FedEx Corp.	3.250%	4/1/26	330	320
	FedEx Corp.	3.400%	2/15/28	260	246
	General Dynamics Corp.	3.250%	4/1/25	1,660	1,616
	General Dynamics Corp.	3.500%	5/15/25	630	618
	General Dynamics Corp.	3.500%	4/1/27	1,195	1,157
	General Dynamics Corp.	2.625%	11/15/27	305	282
[10]	Heathrow Funding Ltd.	6.750%	12/3/28	285	365
	Honeywell International Inc.	4.850%	11/1/24	4,340	4,377
	Honeywell International Inc.	4.950%	2/15/28	5,820	6,020
	Huntington Ingalls Industries Inc.	3.844%	5/1/25	2,105	2,055
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	1,175	1,098
	John Deere Capital Corp.	5.150%	3/3/25	1,470	1,489
	John Deere Capital Corp.	3.400%	6/6/25	1,900	1,861
	John Deere Capital Corp.	4.050%	9/8/25	1,130	1,124
	John Deere Capital Corp.	4.800%	1/9/26	3,611	3,666
	John Deere Capital Corp.	5.050%	3/3/26	2,110	2,148
	John Deere Capital Corp.	1.300%	10/13/26	300	271
	John Deere Capital Corp.	2.350%	3/8/27	1,110	1,032

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	John Deere Capital Corp.	2.800%	9/8/27	50	47
	John Deere Capital Corp.	4.150%	9/15/27	2,900	2,885
	John Deere Capital Corp.	4.750%	1/20/28	1,920	1,961
	Johnson Controls International plc	3.625%	7/2/24	303	298
	Johnson Controls International plc	3.900%	2/14/26	80	78
	L3Harris Technologies Inc.	3.950%	5/28/24	672	661
	L3Harris Technologies Inc.	3.832%	4/27/25	155	151
	L3Harris Technologies Inc.	3.850%	12/15/26	780	761
	Lennox International Inc.	1.350%	8/1/25	230	211
	Lennox International Inc.	1.700%	8/1/27	200	176
	Lockheed Martin Corp.	4.950%	10/15/25	1,020	1,036
	Lockheed Martin Corp.	3.550%	1/15/26	810	802
	Lockheed Martin Corp.	5.100%	11/15/27	1,120	1,163
[12]	Lonsdale Finance Pty Ltd.	2.450%	11/20/26	690	429
[6]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	6,424	6,409
[6]	Misc Capital Two Labuan Ltd.	3.625%	4/6/25	1,450	1,408
[6]	Misc Capital Two Labuan Ltd.	3.750%	4/6/27	205	194
[7,12]	New Terminal Financing Co. Pty Ltd., 3M Australian Bank Bill Rate + 1.450%	4.779%	7/12/24	250	166
	Norfolk Southern Corp.	3.650%	8/1/25	270	263
	Norfolk Southern Corp.	2.900%	6/15/26	520	494
	Northrop Grumman Corp.	2.930%	1/15/25	1,987	1,926
	Northrop Grumman Corp.	3.250%	1/15/28	880	836
	Otis Worldwide Corp.	2.056%	4/5/25	3,585	3,387
	PACCAR Financial Corp.	4.450%	3/30/26	710	711
	PACCAR Financial Corp.	1.100%	5/11/26	345	312
[12]	Pacific National Finance Pty Ltd.	5.250%	5/19/25	1,120	746
	Parker-Hannifin Corp.	3.650%	6/15/24	2,650	2,611
	Parker-Hannifin Corp.	4.250%	9/15/27	1,370	1,347
[12]	Qantas Airways Ltd.	4.750%	10/12/26	210	139
[12]	Qantas Airways Ltd.	3.150%	9/27/28	350	207
	Quanta Services Inc.	0.950%	10/1/24	350	326
	Raytheon Technologies Corp.	3.200%	3/15/24	3,365	3,306
	Raytheon Technologies Corp.	3.950%	8/16/25	3,180	3,139
	Raytheon Technologies Corp.	5.000%	2/27/26	960	975
	Raytheon Technologies Corp.	3.500%	3/15/27	1,349	1,305
	Raytheon Technologies Corp.	3.125%	5/4/27	985	934
[6]	Regal Rexnord Corp.	6.050%	4/15/28	465	467
	Republic Services Inc.	3.200%	3/15/25	385	374
	Republic Services Inc.	0.875%	11/15/25	500	452
	Republic Services Inc.	2.900%	7/1/26	140	134
	Republic Services Inc.	3.375%	11/15/27	500	478
	Republic Services Inc.	4.875%	4/1/29	910	919
[6]	Ritchie Bros Holdings Inc.	6.750%	3/15/28	25	26
[6]	Rolls-Royce plc	3.625%	10/14/25	90	86
[6]	Rolls-Royce plc	5.750%	10/15/27	350	350
	Ryder System Inc.	3.650%	3/18/24	2,405	2,364
	Ryder System Inc.	1.750%	9/1/26	710	637
	Ryder System Inc.	2.850%	3/1/27	1,091	1,004
[6]	Siemens Financieringsmaatschappij NV	0.650%	3/11/24	1,189	1,142
[6]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	2,050	1,867
	Southwest Airlines Co.	5.250%	5/4/25	1,265	1,269
	Southwest Airlines Co.	3.000%	11/15/26	200	187
	Southwest Airlines Co.	5.125%	6/15/27	1,570	1,567
	Southwest Airlines Co.	3.450%	11/16/27	270	252
	Stanley Black & Decker Inc.	3.400%	3/1/26	630	604
[6]	TransDigm Inc.	8.000%	12/15/25	475	484

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	TransDigm Inc.	6.250%	3/15/26	190	190
[6]	TransDigm Inc.	6.750%	8/15/28	215	217
	Tyco Electronics Group SA	4.500%	2/13/26	1,500	1,501
	Tyco Electronics Group SA	3.700%	2/15/26	720	705
	Tyco Electronics Group SA	3.125%	8/15/27	700	659
	Union Pacific Corp.	3.150%	3/1/24	1,150	1,130
	Union Pacific Corp.	3.250%	8/15/25	470	457
	Union Pacific Corp.	2.750%	3/1/26	300	287
	Union Pacific Corp.	3.000%	4/15/27	615	587
[5]	United Airlines Class B Series 2020-1 Pass Through Trust	4.875%	7/15/27	217	209
[6]	United Airlines Inc.	4.375%	4/15/26	300	288
[5,14]	US Airways Series 2001-1C Pass Through Trust	7.346%	9/20/23	1	1
	Waste Management Inc.	0.750%	11/15/25	790	719
	Waste Management Inc.	3.150%	11/15/27	500	477
	Waste Management Inc.	1.150%	3/15/28	100	85
					141,417
Materials (2.1%)
	Albemarle Corp.	4.650%	6/1/27	500	492
	ArcelorMittal SA	4.550%	3/11/26	475	466
[6]	Arconic Corp.	6.000%	5/15/25	35	35
[6]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	250	247
	Avery Dennison Corp.	0.850%	8/15/24	650	614
[6]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	80	76
	Ball Corp.	4.875%	3/15/26	75	75
	Ball Corp.	6.875%	3/15/28	60	62
	Berry Global Inc.	0.950%	2/15/24	2,365	2,268
	Berry Global Inc.	1.570%	1/15/26	4,117	3,740
[6]	Berry Global Inc.	4.875%	7/15/26	458	447
	Berry Global Inc.	1.650%	1/15/27	725	634
[6]	Berry Global Inc.	5.625%	7/15/27	705	694
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	3,620	3,649
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	4,270	4,323
[6]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	133	133
[6]	Canpack SA / Canpack US LLC	3.875%	11/15/29	45	37
	Celanese US Holdings LLC	5.900%	7/5/24	520	520
[6]	Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP	3.400%	12/1/26	1,200	1,161
	Dow Chemical Co.	4.550%	11/30/25	790	779
	DuPont de Nemours Inc.	4.493%	11/15/25	2,090	2,088
	Eastman Chemical Co.	3.800%	3/15/25	670	653
	EIDP Inc.	1.700%	7/15/25	460	432
[6]	Element Solutions Inc.	3.875%	9/1/28	210	184
	FMC Corp.	3.200%	10/1/26	400	378
	Freeport Indonesia PT	4.763%	4/14/27	240	234
	Freeport-McMoRan Inc.	4.550%	11/14/24	790	786
	Freeport-McMoRan Inc.	4.375%	8/1/28	270	255
[6]	Georgia-Pacific LLC	0.625%	5/15/24	2,365	2,253
[6]	Georgia-Pacific LLC	1.750%	9/30/25	2,375	2,201
[6]	Georgia-Pacific LLC	0.950%	5/15/26	2,590	2,303
[6]	Georgia-Pacific LLC	2.100%	4/30/27	1,770	1,616
[6]	Graphic Packaging International LLC	0.821%	4/15/24	477	455
[6]	Graphic Packaging International LLC	3.500%	3/15/28	20	18
[6]	Hudbay Minerals Inc.	4.500%	4/1/26	75	70
	Indonesia Asahan Aluminium Persero PT	4.750%	5/15/25	1,102	1,088
[6]	Ingevity Corp.	3.875%	11/1/28	70	61

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	LYB International Finance III LLC	1.250%	10/1/25	1,809	1,640
	Nucor Corp.	3.950%	5/23/25	300	296
	Nucor Corp.	2.000%	6/1/25	831	781
	Nucor Corp.	4.300%	5/23/27	300	295
	Nutrien Ltd.	5.900%	11/7/24	235	238
	Nutrien Ltd.	3.000%	4/1/25	1,065	1,023
	Nutrien Ltd.	5.950%	11/7/25	605	622
	Nutrien Ltd.	4.900%	3/27/28	645	645
	Packaging Corp. of America	3.650%	9/15/24	11	11
	PPG Industries Inc.	1.200%	3/15/26	955	861
	RPM International Inc.	3.750%	3/15/27	1,360	1,293
	Sherwin-Williams Co.	4.250%	8/8/25	960	949
	Steel Dynamics Inc.	2.800%	12/15/24	445	426
	Steel Dynamics Inc.	2.400%	6/15/25	530	502
	WRKCo Inc.	3.000%	9/15/24	937	907
	WRKCo Inc.	3.750%	3/15/25	270	262
	WRKCo Inc.	3.375%	9/15/27	100	93
					46,371
Real Estate (3.9%)
[10]	Akelius Residential Property AB	2.375%	8/15/25	800	909
	Alexandria Real Estate Equities Inc.	3.450%	4/30/25	2,104	2,017
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	330	323
	American Tower Corp.	0.600%	1/15/24	3,410	3,285
	American Tower Corp.	3.375%	5/15/24	930	910
	American Tower Corp.	2.950%	1/15/25	1,886	1,816
	American Tower Corp.	2.400%	3/15/25	2,093	1,986
	American Tower Corp.	4.000%	6/1/25	1,060	1,036
	American Tower Corp.	1.600%	4/15/26	2,220	2,008
	American Tower Corp.	1.450%	9/15/26	1,330	1,182
	American Tower Corp.	3.375%	10/15/26	1,040	985
[9]	American Tower Corp.	0.450%	1/15/27	563	534
	American Tower Corp.	2.750%	1/15/27	1,178	1,086
[9]	American Tower Corp.	0.400%	2/15/27	256	240
	American Tower Corp.	3.550%	7/15/27	575	542
[9]	Aroundtown SA	0.625%	7/9/25	200	174
[9]	Aroundtown SA	3.375%	Perpetual	100	48
	AvalonBay Communities Inc.	2.950%	5/11/26	600	565
	AvalonBay Communities Inc.	2.900%	10/15/26	200	189
[9]	Blackstone Property Partners Europe Holdings Sarl	0.500%	9/12/23	820	869
[9]	Blackstone Property Partners Europe Holdings Sarl	2.200%	7/24/25	150	148
[9]	Blackstone Property Partners Europe Holdings Sarl	1.000%	10/20/26	100	89
	Boston Properties LP	3.800%	2/1/24	150	145
	Boston Properties LP	3.200%	1/15/25	280	260
	Boston Properties LP	2.750%	10/1/26	402	347
	Boston Properties LP	6.750%	12/1/27	500	495
	Brandywine Operating Partnership LP	4.100%	10/1/24	390	363
	Brandywine Operating Partnership LP	3.950%	11/15/27	198	152
	Brixmor Operating Partnership LP	3.650%	6/15/24	2,335	2,263
	Brixmor Operating Partnership LP	3.850%	2/1/25	1,041	998
	Brixmor Operating Partnership LP	3.900%	3/15/27	335	310
	Camden Property Trust	4.250%	1/15/24	888	877
	Camden Property Trust	3.500%	9/15/24	180	176
	Corporate Office Properties LP	2.250%	3/15/26	1,913	1,701
	Crown Castle Inc.	3.200%	9/1/24	2,430	2,363
	Crown Castle Inc.	1.350%	7/15/25	1,060	977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Crown Castle Inc.	4.450%	2/15/26	1,530	1,511
	Crown Castle Inc.	3.700%	6/15/26	2,200	2,120
	Crown Castle Inc.	1.050%	7/15/26	2,085	1,838
	Crown Castle Inc.	4.000%	3/1/27	210	203
	Crown Castle Inc.	2.900%	3/15/27	570	529
	Crown Castle Inc.	5.000%	1/11/28	1,390	1,400
	CubeSmart LP	4.000%	11/15/25	240	231
[9]	Digital Dutch Finco BV	0.625%	7/15/25	420	414
[9]	Digital Euro Finco LLC	2.625%	4/15/24	200	212
	Digital Realty Trust LP	3.700%	8/15/27	575	531
	Digital Realty Trust LP	5.550%	1/15/28	1,450	1,449
	Equinix Inc.	1.450%	5/15/26	290	261
	Equinix Inc.	2.900%	11/18/26	480	446
	Equinix Inc.	1.800%	7/15/27	450	392
	ERP Operating LP	3.375%	6/1/25	800	773
	ERP Operating LP	2.850%	11/1/26	246	230
	Extra Space Storage LP	5.700%	4/1/28	500	503
	Federal Realty Investment Trust	3.250%	7/15/27	323	299
	Healthcare Realty Holdings LP Co.	3.875%	5/1/25	200	193
	Healthcare Trust of America Holdings LP	3.750%	7/1/27	695	652
	Healthpeak OP LLC	3.400%	2/1/25	114	110
	Healthpeak OP LLC	1.350%	2/1/27	700	615
[9]	Heimstaden Bostad AB	1.125%	1/21/26	500	456
	Highwoods Realty LP	3.875%	3/1/27	762	691
	Host Hotels & Resorts LP	4.000%	6/15/25	366	352
	Kilroy Realty LP	3.450%	12/15/24	1,269	1,142
	Kilroy Realty LP	4.375%	10/1/25	190	172
	Kimco Realty OP LLC	4.450%	1/15/24	340	335
	Kimco Realty OP LLC	2.700%	3/1/24	885	860
	Kimco Realty OP LLC	3.300%	2/1/25	1,770	1,701
	Kimco Realty OP LLC	2.800%	10/1/26	210	193
	Kimco Realty OP LLC	3.800%	4/1/27	316	300
[9]	Kojamo OYJ	1.500%	6/19/24	150	154
[9]	Logicor Financing Sarl	0.750%	7/15/24	200	202
[9]	Logicor Financing Sarl	2.250%	5/13/25	145	144
	Mid-America Apartments LP	3.750%	6/15/24	260	256
	Mid-America Apartments LP	4.000%	11/15/25	300	293
	Mid-America Apartments LP	1.100%	9/15/26	1,020	898
	National Retail Properties Inc.	3.900%	6/15/24	805	790
	National Retail Properties Inc.	4.000%	11/15/25	615	595
	Omega Healthcare Investors Inc.	4.950%	4/1/24	527	520
	Omega Healthcare Investors Inc.	4.500%	1/15/25	401	388
	Omega Healthcare Investors Inc.	5.250%	1/15/26	970	953
[6]	Ontario Teachers' Cadillac Fairview Properties Trust	3.875%	3/20/27	200	187
	Prologis LP	3.250%	6/30/26	430	414
	Prologis LP	2.125%	4/15/27	580	529
	Prologis LP	3.375%	12/15/27	400	381
	Public Storage	1.500%	11/9/26	575	519
	Realty Income Corp.	3.875%	4/15/25	945	922
	Realty Income Corp.	4.625%	11/1/25	2,550	2,518
	Realty Income Corp.	0.750%	3/15/26	330	292
	Realty Income Corp.	4.875%	6/1/26	3,880	3,859
	Realty Income Corp.	4.125%	10/15/26	1,646	1,593
[10]	Realty Income Corp.	1.875%	1/14/27	182	198
[10]	Realty Income Corp.	1.125%	7/13/27	400	413
	Regency Centers LP	3.750%	6/15/24	40	39
	Sabra Health Care LP	5.125%	8/15/26	758	710

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simon Property Group LP	2.000%	9/13/24	1,629	1,557
	Simon Property Group LP	3.375%	10/1/24	1,410	1,376
	Simon Property Group LP	3.500%	9/1/25	1,605	1,549
	Simon Property Group LP	3.250%	11/30/26	800	757
	Simon Property Group LP	1.375%	1/15/27	1,050	924
	STORE Capital Corp.	4.500%	3/15/28	180	162
	UDR Inc.	2.950%	9/1/26	400	374
	Ventas Realty LP	3.500%	4/15/24	1,295	1,267
	Ventas Realty LP	3.750%	5/1/24	595	582
	Ventas Realty LP	2.650%	1/15/25	390	372
	Ventas Realty LP	3.500%	2/1/25	180	173
	Ventas Realty LP	3.250%	10/15/26	765	715
[6]	VICI Properties LP / VICI Note Co. Inc.	5.625%	5/1/24	483	479
[6]	VICI Properties LP / VICI Note Co. Inc.	4.625%	6/15/25	276	267
[6]	Wea Finance LLC / Westfield UK & Europe Finance plc	3.750%	9/17/24	210	199
	Welltower OP LLC	3.625%	3/15/24	840	824
	Welltower OP LLC	4.000%	6/1/25	2,218	2,150
	Welltower OP LLC	4.250%	4/1/26	195	191
[10]	Westfield America Management Ltd.	2.125%	3/30/25	200	227
					85,394
Technology (5.1%)
	Apple Inc.	3.250%	2/23/26	470	460
	Apple Inc.	2.050%	9/11/26	951	889
	Apple Inc.	3.200%	5/11/27	1,900	1,851
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.125%	1/15/25	900	867
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	1,870	1,808
	Broadcom Inc.	3.625%	10/15/24	2,886	2,811
	Broadcom Inc.	3.150%	11/15/25	1,560	1,495
	Broadcom Inc.	3.459%	9/15/26	830	793
[6]	Clarivate Science Holdings Corp.	3.875%	7/1/28	125	112
	Dell International LLC / EMC Corp.	4.000%	7/15/24	845	833
	Dell International LLC / EMC Corp.	5.850%	7/15/25	2,010	2,043
	Dell International LLC / EMC Corp.	6.020%	6/15/26	6,020	6,179
	Dell International LLC / EMC Corp.	6.100%	7/15/27	310	326
	Dell International LLC / EMC Corp.	5.250%	2/1/28	2,080	2,100
[9]	DXC Technology Co.	1.750%	1/15/26	285	286
	DXC Technology Co.	1.800%	9/15/26	1,130	988
	DXC Technology Co.	2.375%	9/15/28	360	305
[6]	Entegris Escrow Corp.	4.750%	4/15/29	120	113
	Equifax Inc.	2.600%	12/1/24	2,976	2,843
	Equifax Inc.	2.600%	12/15/25	1,600	1,492
	Fidelity National Information Services Inc.	0.600%	3/1/24	940	899
	Fidelity National Information Services Inc.	1.150%	3/1/26	570	509
	Fiserv Inc.	2.750%	7/1/24	5,885	5,712
	Fiserv Inc.	3.200%	7/1/26	1,905	1,808
	Fiserv Inc.	5.450%	3/2/28	1,050	1,073
	Global Payments Inc.	1.500%	11/15/24	1,190	1,121
	Global Payments Inc.	1.200%	3/1/26	2,717	2,419
	Global Payments Inc.	2.150%	1/15/27	2,875	2,547
	HP Inc.	2.200%	6/17/25	2,920	2,754
	HP Inc.	1.450%	6/17/26	3,275	2,947
	HP Inc.	3.000%	6/17/27	650	606
	Intel Corp.	4.875%	2/10/26	2,160	2,188
	Intel Corp.	3.750%	3/25/27	150	147
	Intel Corp.	3.750%	8/5/27	3,550	3,469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Intel Corp.	4.875%	2/10/28	2,179	2,214
	International Business Machines Corp.	4.500%	2/6/26	1,050	1,048
	International Business Machines Corp.	3.300%	5/15/26	3,960	3,818
	International Business Machines Corp.	4.500%	2/6/28	880	879
	Juniper Networks Inc.	1.200%	12/10/25	690	625
	NXP BV / NXP Funding LLC	4.875%	3/1/24	2,360	2,343
	NXP BV / NXP Funding LLC	5.350%	3/1/26	520	522
	Oracle Corp.	2.950%	11/15/24	795	772
	Oracle Corp.	2.500%	4/1/25	4,228	4,045
	Oracle Corp.	2.950%	5/15/25	1,570	1,512
	Oracle Corp.	5.800%	11/10/25	1,330	1,363
	Oracle Corp.	1.650%	3/25/26	4,691	4,310
	Oracle Corp.	2.650%	7/15/26	3,202	2,992
	Oracle Corp.	2.800%	4/1/27	1,300	1,208
	Oracle Corp.	3.250%	11/15/27	500	470
	Oracle Corp.	4.500%	5/6/28	1,910	1,888
	PayPal Holdings Inc.	3.900%	6/1/27	410	403
[6]	Qorvo Inc.	1.750%	12/15/24	440	410
	QUALCOMM Inc.	3.250%	5/20/27	1,150	1,112
	Roper Technologies Inc.	3.800%	12/15/26	366	354
	S&P Global Inc.	2.450%	3/1/27	2,160	2,030
[6]	Sabre GLBL Inc.	7.375%	9/1/25	103	92
	Skyworks Solutions Inc.	1.800%	6/1/26	7,875	7,097
[6]	SS&C Technologies Inc.	5.500%	9/30/27	120	117
	Teledyne Technologies Inc.	1.600%	4/1/26	2,650	2,414
	Texas Instruments Inc.	2.900%	11/3/27	1,140	1,084
	Verisk Analytics Inc.	4.000%	6/15/25	1,780	1,741
[9]	Visa Inc.	1.500%	6/15/26	955	977
	VMware Inc.	4.500%	5/15/25	4,929	4,871
	VMware Inc.	1.400%	8/15/26	2,710	2,396
	Workday Inc.	3.500%	4/1/27	870	833
					112,733
Utilities (4.6%)
	AEP Transmission Co. LLC	3.100%	12/1/26	580	552
[7,12]	AGI Finance Pty Ltd., 3M Australian Bank Bill Rate + 1.000%	4.329%	1/8/26	140	92
	Alabama Power Co.	3.750%	9/1/27	1,700	1,654
	Ameren Corp.	2.500%	9/15/24	1,060	1,018
	Ameren Corp.	3.650%	2/15/26	260	250
	Ameren Corp.	1.950%	3/15/27	1,075	964
	Ameren Illinois Co.	3.250%	3/1/25	340	331
	American Electric Power Co. Inc.	2.031%	3/15/24	1,280	1,241
	American Electric Power Co. Inc.	1.000%	11/1/25	325	295
	American Electric Power Co. Inc.	5.750%	11/1/27	700	728
[9]	Amprion GmbH	3.450%	9/22/27	800	862
[7,12]	Australian Gas Networks Ltd., 3M Australian Bank Bill Rate + 0.400%	4.115%	7/1/24	500	331
	Berkshire Hathaway Energy Co.	4.050%	4/15/25	590	587
	Black Hills Corp.	1.037%	8/23/24	1,000	943
[10]	Cadent Finance plc	2.125%	9/22/28	200	210
[6]	Calpine Corp.	4.500%	2/15/28	46	43
	CenterPoint Energy Inc.	2.500%	9/1/24	580	556
	CenterPoint Energy Inc.	1.450%	6/1/26	1,710	1,548
	Consumers Energy Co.	4.650%	3/1/28	2,050	2,069
[12]	DBNGP Finance Co. Pty Ltd.	4.225%	5/28/25	240	158
	Dominion Energy Inc.	3.300%	3/15/25	1,540	1,486
	Dominion Energy Inc.	1.450%	4/15/26	1,188	1,074
	Dominion Energy Inc.	2.850%	8/15/26	500	469

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	DTE Energy Co.	1.050%	6/1/25	1,475	1,355
	DTE Energy Co.	2.850%	10/1/26	1,240	1,161
	Duke Energy Carolinas NC Storm Funding LLC	1.679%	7/1/33	244	215
	Duke Energy Corp.	0.900%	9/15/25	1,435	1,305
	Duke Energy Corp.	5.000%	12/8/25	870	877
	Duke Energy Corp.	2.650%	9/1/26	509	477
	Duke Energy Corp.	5.000%	12/8/27	700	711
	Duke Energy Corp.	4.300%	3/15/28	1,095	1,074
[9]	Duke Energy Corp.	3.100%	6/15/28	300	311
	Duke Energy Progress LLC	3.250%	8/15/25	300	291
[10]	E.ON International Finance BV	5.625%	12/6/23	100	123
[6]	East Ohio Gas Co.	1.300%	6/15/25	285	262
	Eastern Energy Gas Holdings LLC	3.600%	12/15/24	574	560
[6]	Electricite de France SA	4.500%	9/21/28	200	194
[9]	Enel Finance International NV	0.000%	6/17/27	800	743
[9]	Energias de Portugal SA	2.875%	6/1/26	300	317
	Entergy Arkansas LLC	3.500%	4/1/26	690	672
	Entergy Corp.	0.900%	9/15/25	1,760	1,587
	Entergy Corp.	2.950%	9/1/26	3,170	2,977
	Entergy Louisiana LLC	0.950%	10/1/24	540	509
	Entergy Louisiana LLC	2.400%	10/1/26	1,200	1,107
	Evergy Inc.	2.450%	9/15/24	1,500	1,440
	Evergy Kansas Central Inc.	2.550%	7/1/26	647	607
	Eversource Energy	0.800%	8/15/25	405	368
	Eversource Energy	1.400%	8/15/26	750	672
	Eversource Energy	2.900%	3/1/27	1,635	1,526
	Eversource Energy	4.600%	7/1/27	800	801
	Eversource Energy	5.450%	3/1/28	770	798
	Exelon Corp.	3.950%	6/15/25	715	700
	Exelon Corp.	3.400%	4/15/26	500	481
	Exelon Corp.	2.750%	3/15/27	1,363	1,275
	Exelon Corp.	5.150%	3/15/28	2,450	2,496
	FirstEnergy Corp.	2.050%	3/1/25	165	155
	FirstEnergy Corp.	1.600%	1/15/26	370	338
	FirstEnergy Corp.	4.400%	7/15/27	115	110
	Georgia Power Co.	2.200%	9/15/24	820	787
	ITC Holdings Corp.	3.250%	6/30/26	300	285
[6]	ITC Holdings Corp.	4.950%	9/22/27	440	442
	ITC Holdings Corp.	3.350%	11/15/27	880	829
[6]	Metropolitan Edison Co.	5.200%	4/1/28	540	545
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	350	338
	National Fuel Gas Co.	5.500%	1/15/26	295	295
[10]	National Grid Electricity Distribution plc	3.625%	11/6/23	428	522
[10]	National Grid Electricity Distribution plc	3.500%	10/16/26	132	154
	National Rural Utilities Cooperative Finance Corp.	1.875%	2/7/25	710	674
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	870	787
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	1,000	998
[6]	NextEra Energy Operating Partners LP	3.875%	10/15/26	45	42
	NiSource Inc.	5.250%	3/30/28	780	794
[6]	NRG Energy Inc.	2.000%	12/2/25	628	566
	NRG Energy Inc.	6.625%	1/15/27	47	47
	NSTAR Electric Co.	3.250%	11/15/25	290	277
	NSTAR Electric Co.	3.200%	5/15/27	1,375	1,307
	NTPC Ltd.	4.375%	11/26/24	200	197
	Oncor Electric Delivery Co. LLC	2.750%	6/1/24	1,520	1,483
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	310	280
	Pacific Gas and Electric Co.	3.500%	6/15/25	515	491

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pacific Gas and Electric Co.	3.450%	7/1/25	475	453
	Pacific Gas and Electric Co.	3.150%	1/1/26	3,562	3,322
	Pacific Gas and Electric Co.	2.100%	8/1/27	586	511
	PacifiCorp	3.350%	7/1/25	600	579
	PECO Energy Co.	3.150%	10/15/25	115	112
[6]	Pennsylvania Electric Co.	5.150%	3/30/26	290	291
	PG&E Recovery Funding LLC	5.045%	7/15/34	1,900	1,930
	Public Service Electric and Gas Co.	3.000%	5/15/25	275	266
	Public Service Enterprise Group Inc.	2.875%	6/15/24	2,295	2,232
	Public Service Enterprise Group Inc.	0.800%	8/15/25	1,755	1,605
	Public Service Enterprise Group Inc.	5.850%	11/15/27	2,190	2,277
	Puget Energy Inc.	3.650%	5/15/25	443	427
[6]	Rayburn Country Securitization LLC	2.307%	12/1/32	296	268
	Sempra Energy	3.300%	4/1/25	1,040	1,007
	Southern California Edison Co.	3.700%	8/1/25	400	390
	Southern California Edison Co.	1.200%	2/1/26	200	180
	Southern California Edison Co.	5.300%	3/1/28	760	780
	Southern California Gas Co.	2.600%	6/15/26	680	643
	Southern California Gas Co.	2.950%	4/15/27	575	539
	Southern Co.	4.475%	8/1/24	1,120	1,105
	Southern Co.	5.150%	10/6/25	530	536
	Southern Co.	5.113%	8/1/27	1,500	1,504
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	100	96
	Southern Power Co.	0.900%	1/15/26	300	270
	Southwestern Electric Power Co.	1.650%	3/15/26	1,230	1,123
	Southwestern Public Service Co.	3.300%	6/15/24	1,410	1,384
	Tampa Electric Co.	3.875%	7/12/24	570	561
	Union Electric Co.	2.950%	6/15/27	535	507
[12]	United Energy Distribution Pty Ltd.	3.850%	10/23/24	450	299
[7,12]	Victoria Power Networks Finance Pty Ltd., 3M Australian Bank Bill Rate + 0.500%	4.005%	8/23/24	300	199
	Virginia Electric and Power Co.	3.100%	5/15/25	300	289
	Virginia Electric and Power Co.	3.150%	1/15/26	680	658
	Virginia Electric and Power Co.	2.950%	11/15/26	1,630	1,533
	Virginia Electric and Power Co.	3.500%	3/15/27	800	770
	Virginia Electric and Power Co.	3.750%	5/15/27	550	534
[6]	Vistra Operations Co. LLC	5.125%	5/13/25	303	296
[6]	Vistra Operations Co. LLC	5.500%	9/1/26	680	661
[6]	Vistra Operations Co. LLC	5.625%	2/15/27	110	107
[6]	Vistra Operations Co. LLC	5.000%	7/31/27	40	38
	WEC Energy Group Inc.	0.800%	3/15/24	1,450	1,390
	WEC Energy Group Inc.	5.000%	9/27/25	920	921
	WEC Energy Group Inc.	4.750%	1/9/26	3,100	3,100
	WEC Energy Group Inc.	5.150%	10/1/27	820	835
	WEC Energy Group Inc.	4.750%	1/15/28	2,330	2,330
	Wisconsin Public Service Corp.	5.350%	11/10/25	1,000	1,018
	Xcel Energy Inc.	3.350%	12/1/26	735	701
	Xcel Energy Inc.	1.750%	3/15/27	1,175	1,053
					99,826
Total Corporate Bonds (Cost $1,849,463)					1,767,899
Floating Rate Loan Interests (0.3%)
[7]	American Airlines Inc. Term Loan, 3M USD LIBOR + 4.750%	9.558%	4/20/28	35	36
[7]	Berry Global Inc. Term Loan-Z, 1M USD LIBOR + 1.750%	6.510%	11/30/25	30	29
[7]	CDK Global Inc. Term Loan B, TSFR1M + 4.250%	9.080%	11/30/28	45	45

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Churchill Downs Inc. Term Loan B, 1M USD LIBOR + 2.000%	6.850%	10/31/23	84	84
[7]	DaVita Inc. Term Loan B, 1M USD LIBOR +1.750%	6.338%	11/30/25	90	89
[7]	DirecTV Financing LLC Term Loan, 1M USD LIBOR + 5.000%	9.840%	8/2/27	87	84
[7]	Hanesbrands Inc. Term Loan B, TSFR3M + 3.750%	8.626%	3/8/30	20	20
[7]	Hilton Domestic Operating Co. Inc. Term Loan B-2, TSFR1M + 1.750%	6.642%	6/22/26	200	200
[7]	McAfee Corp. Term Loan B, TSFR1M + 3.750%	8.515%	3/1/29	40	37
[7]	Medline Borrower LP Term Loan B, 1M USD LIBOR + 3.250%	8.090%	10/23/28	79	77
[7]	Oracle Corp. Term Loan A1, TSFR12M + 1.600%	6.456%	8/16/27	5,000	4,875
[7]	SBA Senior Finance II LLC. Term Loan B, 1M USD LIBOR + 1.750%	6.600%	4/11/25	360	360
[7]	Setanta Aircraft Leasing DAC Term Loan B, 3M USD LIBOR + 2.000%	7.159%	10/31/27	1,045	1,044
[7]	SkyMiles IP Ltd. Term Loan B, 3M USD LIBOR + 3.750%	8.558%	10/20/27	105	108
[7]	Spirit AeroSystems Inc. Term Loan, TSFR3M + 4.500%	9.176%	1/15/27	35	35
[7]	SS&C Technologies Inc. Term Loan B-6, TSFR1M + 2.250%	7.157%	11/30/28	26	25
[7]	SS&C Technologies Inc. Term Loan B-7, TSFR1M + 2.250%	7.157%	11/30/28	38	38
[7]	Wyndham Hotels & Resorts Inc. Term Loan B, 1M USD LIBOR + 1.750%	6.590%	11/30/24	88	88
Total Floating Rate Loan Interests (Cost $7,358)					7,274
Sovereign Bonds (1.4%)
[6]	Airport Authority	4.875%	1/12/26	1,055	1,069
[6]	Arab Petroleum Investments Corp.	4.125%	9/18/23	442	440
	Banque Ouest Africaine de Developpement	5.000%	7/27/27	230	214
	Corp. Andina de Fomento	2.375%	5/12/23	660	658
	Corp. Andina de Fomento	1.250%	10/26/24	1,981	1,870
	Corp. Andina de Fomento	4.750%	4/1/26	704	705
[6]	Corp. Financiera de Desarrollo SA	2.400%	9/28/27	50	43
	Dominican Republic	6.000%	7/19/28	529	517
	Dominican Republic	5.500%	2/22/29	475	448
	Export-Import Bank of India	3.875%	3/12/24	484	479
	Export-Import Bank of Korea	4.875%	1/11/26	1,530	1,542
	Federative Republic of Brazil	8.750%	2/4/25	629	668
	Fondo MIVIVIENDA SA	4.625%	4/12/27	239	228
[9]	Kingdom of Morocco	1.375%	3/30/26	796	790
[6]	Kingdom of Saudi Arabia	4.750%	1/18/28	2,490	2,526
	Korea Electric Power Corp.	5.375%	4/6/26	385	391
	Korea National Oil Corp.	0.875%	10/5/25	600	544
[6]	Korea National Oil Corp.	4.750%	4/3/26	1,667	1,662
[9,15]	MFB Magyar Fejlesztesi Bank Zrt	1.375%	6/24/25	541	537
[6]	Perusahaan Penerbit SBSN Indonesia III	4.400%	6/6/27	469	467
[9]	Republic of Chile	0.100%	1/26/27	570	534
	Republic of Croatia	5.500%	4/4/23	1,988	1,988
	Republic of Hungary	5.375%	3/25/24	204	204
[9]	Republic of Hungary	1.125%	4/28/26	1,000	989
[9]	Republic of Korea	0.000%	10/15/26	257	246
	Republic of Panama	3.750%	3/16/25	1,362	1,330
	Republic of Peru	7.350%	7/21/25	306	324

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Republic of Peru	2.844%	6/20/30	805	705
	Republic of Peru	2.783%	1/23/31	938	802
[9]	Republic of Serbia	3.125%	5/15/27	1,229	1,201
	Republic of Uzbekistan	4.750%	2/20/24	260	256
[9]	Romania	2.750%	2/26/26	311	317
[9]	Romania	2.000%	12/8/26	511	497
[6]	Romania	5.250%	11/25/27	733	720
	Romania	5.250%	11/25/27	302	298
[9]	Romania	2.500%	2/8/30	196	170
[9]	Romania	2.000%	4/14/33	97	72
	Sharjah Sukuk Program Ltd.	3.854%	4/3/26	769	739
	United Mexican States	5.400%	2/9/28	2,700	2,781
	United Mexican States	2.659%	5/24/31	200	167
Total Sovereign Bonds (Cost $31,535)					30,138
Taxable Municipal Bonds (0.1%)
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	815	726
[16]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	425	464
	New York Transportation Development Corp. Miscellaneous Revenue	4.248%	9/1/35	155	152
Total Taxable Municipal Bonds (Cost $1,385)					1,342

		Coupon	Shares	Market Value ($000)
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[17]	Vanguard Market Liquidity Fund (Cost $1,158)	4.839%	11,584	1,158
Total Investments (99.1%) (Cost $2,258,636)				2,170,988
Other Assets and Liabilities—Net (0.9%)				19,093
Net Assets (100%)				2,190,081
Cost is in $000.
1	Securities with a value of $548,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
2	Securities with a value of $1,093,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $510,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	Securities with a value of $2,535,000 have been segregated as initial margin for open centrally cleared swap contracts.
5	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $169,844,000, representing 7.8% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
9	Face amount denominated in euro.
10	Face amount denominated in British pounds.
11	Guaranteed by the Republic of Azerbaijan.
12	Face amount denominated in Australian dollars.
13	Non-income-producing security—security in default.
14	Security value determined using significant unobservable inputs.
15	Guaranteed by the Republic of Hungary.
16	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
17	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1M—1-month.
3M—3-month.
6M—6-month.
DAC—Designated Activity Company.
LIBOR—London Interbank Offered Rate.
REMIC—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
USD—U.S. dollar.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	109	22,503	(126)
5-Year U.S. Treasury Note	June 2023	678	74,246	728
Euro-Schatz	June 2023	20	2,293	16
				618

Short Futures Contracts
5-Year Government of Canada Bond	June 2023	(5)	(422)	(9)
10-Year U.S. Treasury Note	June 2023	(106)	(12,182)	(252)
AUD 3-Year Treasury Bond	June 2023	(31)	(2,255)	(29)
Euro-Bobl	June 2023	(130)	(16,619)	(355)
Long Gilt	June 2023	(14)	(1,785)	(42)
Long U.S. Treasury Bond	June 2023	(3)	(393)	(4)
Ultra 10-Year U.S. Treasury Note	June 2023	(17)	(2,059)	(6)
Ultra Long U.S. Treasury Bond	June 2023	(1)	(141)	(2)
				(699)
				(81)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
State Street Bank & Trust Co.	6/21/23	AUD	965	USD	649	—	(2)
Credit Agricole CIB	6/21/23	AUD	662	USD	439	5	—
Deutsche Bank AG	6/21/23	AUD	296	USD	197	1	—
Toronto-Dominion Bank	6/21/23	AUD	196	USD	132	—	—
State Street Bank & Trust Co.	6/21/23	AUD	180	USD	121	—	—
Barclays Bank plc	6/21/23	EUR	650	USD	711	—	(3)
Toronto-Dominion Bank	6/21/23	EUR	497	USD	534	9	—
Morgan Stanley Capital Services Inc.	6/21/23	EUR	405	USD	432	9	—
Bank of America, N.A.	6/21/23	EUR	139	USD	151	1	—
Toronto-Dominion Bank	6/21/23	GBP	1,076	USD	1,331	—	(2)
State Street Bank & Trust Co.	6/21/23	USD	9,755	AUD	14,595	—	(30)
Bank of America, N.A.	6/21/23	USD	581	AUD	877	—	(7)
Morgan Stanley Capital Services Inc.	6/21/23	USD	9,709	EUR	9,085	—	(189)
State Street Bank & Trust Co.	6/21/23	USD	8,991	EUR	8,429	—	(194)
JPMorgan Chase Bank, N.A.	6/21/23	USD	8,895	EUR	8,297	—	(145)
Bank of Montreal	6/21/23	USD	1,813	EUR	1,660	5	—
Toronto-Dominion Bank	6/21/23	USD	184	EUR	170	—	(2)
State Street Bank & Trust Co.	6/21/23	USD	10,821	GBP	9,064	—	(379)

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Barclays Bank plc	6/21/23	USD	183	GBP	149	—	(1)
JPMorgan Chase Bank, N.A.	6/21/23	USD	112	GBP	92	—	(1)
						30	(955)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S40-V1	6/21/28	USD	64,662	1.000	746	289
iTraxx Europe-S39-V1	6/21/28	EUR	2,100	1.000	17	8
					763	297
1 Periodic premium received/paid quarterly.
EUR—euro.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Ally Financial Inc./Baa3	12/23/25	GSI	100	1.000	(5)	—	—	(5)
American Express Co./A2	12/23/25	GSI	100	1.000	2	2	—	—
American International Group Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
AT&T Inc./Baa2	12/21/23	BARC	5,240	1.000	21	23	—	(2)
AT&T Inc./Baa2	12/21/23	BARC	1,320	1.000	6	6	—	—
Boeing Co./Baa2	6/21/24	GSI	635	1.000	4	4	—	—
Boeing Co./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Chubb INA Holdings Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Comcast Corp./A3	12/23/25	GSI	100	1.000	2	2	—	—
CVS Health Corp./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dominion Energy Inc./Baa2	12/23/25	GSI	100	1.000	1	1	—	—
Dow Chemical Co./Baa1	12/23/25	GSI	100	1.000	1	1	—	—

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Enbridge Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
General Electric Co./Baa1	12/23/25	GSI	100	1.000	1	—	1	—
General Motors Co./Baa3	12/23/25	GSI	100	1.000	—	—	—	—
International Business Machines Corp./A3	12/23/25	GSI	100	1.000	2	2	—	—
Kroger Co./Baa1	12/23/25	GSI	100	1.000	2	1	1	—
Lincoln National Corp./Baa1	12/23/25	GSI	100	1.000	(2)	1	—	(3)
Lowe's Cos. Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Marathon Petroleum Corp./Baa2	12/23/25	GSI	100	1.000	1	—	1	—
Marsh & McLennan Cos. Inc./Baa1	12/23/25	GSI	100	1.000	2	2	—	—
Metlife Inc./A3	12/23/25	GSI	100	1.000	—	1	—	(1)
Mondelez International Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
People’s Republic of China/A1	6/21/24	GSI	295	1.000	3	2	1	—
Prudential Financial Inc./A3	12/23/25	GSI	100	1.000	—	1	—	(1)
Republic of Chile/A2	6/21/28	BNPSW	280	1.000	—	(1)	1	—
Republic of Chile/A2	6/21/28	GSI	910	1.000	(1)	(7)	6	—
Republic of Chile/A2	6/21/28	MSCS	425	1.000	(1)	(5)	4	—
Simon Property Group LP/A3	12/23/25	GSI	100	1.000	1	1	—	—
UnitedHealth Group Inc./A3	12/23/25	GSI	100	1.000	2	2	—	—
Verizon Communications Inc./Baa1	12/23/25	GSI	100	1.000	1	1	—	—
					52	48	16	(12)

Over-the-Counter Credit Default Swaps (continued)
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Purchased
Bank of China Ltd.	6/21/23	BNPSW	515	(1.000)	(1)	—	—	(1)
Boeing Co.	12/21/24	JPMC	310	(1.000)	(2)	9	—	(11)
					(3)	9	—	(12)
					49	57	16	(24)
1 Periodic premium received/paid quarterly.
BARC—Barclays Bank plc.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
JPMC—JPMorgan Chase Bank, N.A.
MSCS—Morgan Stanley Capital Services LLC.
The notional amount represents the maximum potential amount the portfolio could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The portfolio may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the portfolio is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The portfolio mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The portfolio may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the portfolio may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the portfolio under the MSFTA.
D. Mortgage Dollar Rolls: The portfolio enters into mortgage-dollar-roll transactions, in which the portfolio sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The portfolio forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The portfolio also enters into mortgage-dollar-roll transactions in which the portfolio buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The portfolio continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The portfolio accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the portfolio’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.
E. Floating Rate Loan Interests: Floating rate loan interests represent interests in amounts owed by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the portfolio to supply additional cash to the borrower on demand. Floating rate loan interests may be made directly with a borrower or acquired through assignment or participation. The portfolio’s right to enforce a borrower’s compliance with the terms of the loan agreement, or benefit directly from the collateral supporting the loan, varies when the loan is a direct borrowing, an assignment, or a participation. Floating rate loan interests involve various risks including risk of loss in case of default, insolvency, or the bankruptcy of the borrower and are generally subject to restrictions on transfer with limited opportunities to sell them in secondary markets. The portfolio may also invest in loan commitments, which are contractual obligations for a future funding. The portfolio may earn a commitment fee on any unfunded portion of these commitments which is amortized to interest income over the commitment period. Both the funded portion of a floating rate loan interest as well as its unfunded commitment, if any, is reflected on the Schedule of Investments.
F. Swaptions: The portfolio invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The portfolio enters into swaptions to adjust the portfolio’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The portfolio may purchase a swaption from a counterparty whereby the portfolio has the right to enter into a swap in which the portfolio will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The portfolio may also sell a swaption to a counterparty whereby the portfolio grants the counterparty the right to enter into a swap in which the portfolio will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the position is worthless at expiration, and the portfolio loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the exercise price of the swaption exceeds the value of the underlying investment, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the portfolio in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
The portfolio had no open swaption contracts at March 31, 2023.
G. Futures Contracts: The portfolio uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
H. Forward Currency Contracts: The portfolio enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The portfolio’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The portfolio mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the portfolio may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
I. Swap Contracts: The portfolio invests in credit default swaps to adjust the overall credit risk of the portfolio or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The portfolio may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The portfolio may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The portfolio enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the portfolio trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the portfolio (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the portfolio) will be significantly less than the amount paid by the portfolio and, in a physically settled swap, the portfolio may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the portfolio. The portfolio’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The portfolio mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the portfolio cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the portfolio may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the portfolio under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the portfolio’s net assets decline below a certain level, triggering a payment by the portfolio if the portfolio is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the portfolio has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the portfolio under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
J.  Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	288,023	—	288,023
Asset-Backed/Commercial Mortgage-Backed Securities	—	75,154	—	75,154
Corporate Bonds	—	1,767,898	1	1,767,899
Floating Rate Loan Interests	—	7,274	—	7,274
Sovereign Bonds	—	30,138	—	30,138
Taxable Municipal Bonds	—	1,342	—	1,342
Temporary Cash Investments	1,158	—	—	1,158
Total	1,158	2,169,829	1	2,170,988
Derivative Financial Instruments
Assets
Futures Contracts[1]	744	—	—	744
Forward Currency Contracts	—	30	—	30
Swap Contracts	297[1]	16	—	313
Total	1,041	46	—	1,087
Liabilities
Futures Contracts[1]	825	—	—	825
Forward Currency Contracts	—	955	—	955
Swap Contracts	—	24	—	24
Total	825	979	—	1,804
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.